PROSPECTUS

[DIREXION FUNDS LOGO]

Investor Class
Service Class
33 Whitehall Street, 10th Floor
New York, New York 10004
(800) 851-0511

BULL FUNDS	BEAR FUNDS
Domestic Index Equity Funds
Total Market Bull 2.5X Fund	Total Market Bear 2.5X Fund
S&P 500® Bull 2.5X Fund	S&P 500® Bear 2.5X Fund
NASDAQ-100® Bull 2.5X Fund	NASDAQ-100® Bear 2.5X Fund
Mid Cap Bull 2.5X Fund	Mid Cap Bear 2.5X Fund
Small Cap Bull 2.5X Fund (formerly Small Cap Plus Fund)	Small Cap Bear 2.5X Fund (formerly Small Cap/Short Fund)
Equity Income Bull 2.5X Fund	Equity Income Bear 2.5X Fund
Currency Funds
Dollar Bull 2.5X Fund	Dollar Bear 2.5X Fund
International Funds
Japan Bull 2X Fund	Japan Bear 2X Fund
Emerging Markets Bull 2X Fund (formerly Emerging Markets Plus Fund)	Emerging Markets Bear 2X Fund (formerly Emerging Markets Short Fund)
Developed Markets Bull 2X Fund (formerly Developed Markets Plus Fund)	Developed Markets Bear 2X Fund (formerly Developed Markets Short Fund)
Latin America Bull 2X Fund	Latin America Bear 2X Fund
Specialty Funds
Real Estate Bull 2X Fund	Real Estate Bear 2X Fund (formerly Short Real Estate Fund)
Commodity Bull 2X Fund (formerly Commodity Bull Fund)	Commodity Bear 2X Fund
Biotech Bull 2X Fund	Biotech Bear 2X Fund
Oil & Gas Bull 2X Fund	Oil & Gas Bear 2X Fund
Precious Metals Bull 2X Fund	Precious Metals Bear 2X Fund
Healthcare Bull 2X Fund	Healthcare Bear 2X Fund
Financial Bull 2X Fund	Financial Bear 2X Fund
Fixed Income Funds
10 Year Note Bull 2.5X Fund (formerly 10 Year Plus Fund)	10 Year Note Bear 2.5X Fund (formerly ContraBond Fund)
U.S. Government Money Market Fund

A significant portion of each Fund’s assets is expected to come from professional money managers and investors who use the Funds as part of “asset allocation” or “market timing” strategies.

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

In deciding whether to invest in the funds described herein, you should rely on information in this Prospectus or the Statement of Additional Information (the “SAI”). The Direxion Funds (the “Trust”) has not authorized the use of this Prospectus in any state or jurisdiction in which such an offering may not legally be made.

(As Supplemented May 11, 2006)

TABLE OF CONTENTS

OVERVIEW	1

INVESTMENT TECHNIQUES AND POLICIES	2

PRINCIPAL RISKS	3

DOMESTIC EQUITY INDEX FUNDS	6

Total Market Bull 2.5X Fund	6
Total Market Bear 2.5X Fund	6
S&P 500® Bull 2.5X Fund	7
S&P 500® Bear 2.5X Fund	7
NASDAQ-100® Bull 2.5X Fund	8
NASDAQ-100® Bear 2.5X Fund	8
Mid Cap Bull 2.5X Fund	10
Mid Cap Bear 2.5X Fund	10
Small Cap Bull 2.5X Fund	11
Small Cap Bear 2.5X Fund	11
Equity Income Bull 2.5X Fund	13
Equity Income Bear 2.5X Fund	13

CURRENCY FUNDS	14

Dollar Bull 2.5X Fund	14
Dollar Bear 2.5X Fund	14

INTERNATIONAL FUNDS	15

Japan Bull 2X Fund	15
Japan Bear 2X Fund	15
Emerging Markets Bull 2X Fund	17
Emerging Markets Bear 2X Fund	17
Developed Markets Bull 2X Fund	18
Developed Markets Bear 2X Fund	18
Latin America Bull 2X Fund	19
Latin America Bear 2X Fund	19

SPECIALTY FUNDS	21

Real Estate Bull 2X Fund	21
Real Estate Bear 2X Fund	21
Commodity Bull 2X Fund	22
Commodity Bear 2X Fund	22
Biotech Bull 2X Fund	23
Biotech Bear 2X Fund	23
Oil & Gas Bull 2X Fund	24
Oil & Gas Bear 2X Fund	24
Precious Metals Bull 2X Fund	25
Precious Metals Bear 2X Fund	25
Healthcare Bull 2X Fund	26
Healthcare Bear 2X Fund	26
Financial Bull 2X Fund	28
Financial Bear 2X Fund	28

FIXED INCOME FUNDS	29

10 Year Note Bull 2.5X Fund	29
10 Year Note Bear 2.5X Fund	29

U.S. GOVERNMENT MONEY MARKET FUND	30

i

ABOUT YOUR INVESTMENT	32

Share Price of the Funds	32
Rule 12b-1 Fees	33
Shareholder Services Guide	33

ACCOUNT AND TRANSACTION POLICIES	35

MANAGEMENT OF THE FUNDS	37

PORTFOLIO HOLDINGS	38

DISTRIBUTIONS AND TAXES	38

FINANCIAL HIGHLIGHTS	40

PRIVACY NOTICE (Not a part of the prospectus)	PN-1

MORE INFORMATION ON THE FUNDS	Back Cover

ii

OVERVIEW

This prospectus relates to the Investor Class and Service Class shares of the funds noted below (which are sometimes referred to in this Prospectus as a “Fund” and, collectively, as the “Funds”) of the Direxion Funds (formerly, the Potomac Funds). Except for the U.S. Government Money Market Fund, the Funds described in this Prospectus seek to provide daily investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark. The Funds with the word “Bull” in their name (collectively, the “Bull Funds”) attempt to provide investment results that correlate positively to the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark. The Funds with the word “Bear” in their name (collectively, the “Bear Funds”) attempt to provide investment results that correlate negatively to the return of an index or benchmark, meaning that the Bear Funds attempt to move in the opposite or inverse direction of the target index or benchmark. The correlations sought by the Bull Funds and the Bear Funds are generally a multiple of the returns of the target index or benchmark. For instance, the benchmark for the Total Market Bull 2.5X Fund is 250% of the daily price performance of the MSCI® US Broad Market Index, while the benchmark for the Total Market Bear 2.5X Fund is 250% of the inverse, or opposite, of the daily price performance of the MSCI® US Broad Market Index. If, on a given day, the MSCI® US Broad Market Index gains 1%, the Total Market Bull 2.5X Fund is designed to gain approximately 2.5% (which is equal to 250% of 1%), while the Total Market Bear 2.5X Fund is designed to lose approximately 2.5%. Conversely, if the MSCI® US Broad Market Index loses 1% on a given day, the Total Market Bull 2.5X Fund is designed to lose approximately 2.5%, while the Total Market Bear 2.5X Fund is designed to gain approximately 2.5%.

Fund	Index or Benchmark	Daily Target
Total Market Bull 2.5X Fund	MSCI® US Broad Market	250%
Total Market Bear 2.5X Fund		-250%
S&P 500® Bull 2.5X Fund	S&P 500®	250%
S&P 500® Bear 2.5X Fund		-250%
NASDAQ-100® Bull 2.5X Fund	NASDAQ-100®	250%
NASDAQ-100® Bear 2.5X Fund		-250%
Mid Cap Bull 2.5X Fund	S&P® MidCap 400	250%
Mid Cap Bear 2.5X Fund		-250%
Small Cap Bull 2.5X Fund (formerly Small Cap Plus Fund)	Russell 2000®	250%
Small Cap Bear 2.5X Fund (formerly Small Cap/Short Fund)		-250%
Equity Income Bull 2.5X Fund	Dow Jones Select DividendSM	250%
Equity Income Bear 2.5X Fund		-250%
Dollar Bull 2.5X Fund	U.S. Dollar®	250%
Dollar Bear 2.5X Fund		-250%
Japan Bull 2X Fund	Nikkei® 225	200%
Japan Bear 2X Fund		-200%
Emerging Markets Bull 2X Fund (formerly Emerging Markets Plus Fund)	MSCI Emerging MarketsSM	200%
Emerging Markets Bear 2X Fund (formerly Emerging Markets Short Fund)		-200%
Developed Markets Bull 2X Fund (formerly Developed Markets Plus Fund)	MSCI EAFE®	200%
Developed Market Bear 2X Fund (formerly Developed Markets Short Fund)		-200%
Latin America Bull 2X Fund	S&P® Latin America 40	200%
Latin America Bear 2X Fund		-200%
Real Estate Bull 2X Fund	Dow Jones U.S. Real Estate	200%
Real Estate Bear 2X Fund (formerly Short Real Estate Fund)		-200%
Commodity Bull 2X Fund (formerly Commodity Bull Fund)	Morgan Stanley® Commodity Related	200%
Commodity Bear 2X Fund		-200%

Fund	Index or Benchmark	Daily Target
Biotech Bull 2X Fund	Biotech HOLDRs	200%
Biotech Bear 2X Fund		-200%
Oil & Gas Bull 2X Fund	Energy Select Sector	200%
Oil & Gas Bear 2X Fund		-200%
Precious Metals Bull 2X Fund	Dow Jones Precious Metals	200%
Precious Metals Bear 2X Fund		-200%
Healthcare Bull 2X Fund	Health Care Select Sector	200%
Healthcare Bear 2X Fund		-200%
Financial Bull 2X Fund	Financial Select Sector	200%
Financial Bear 2X Fund		-200%
10 Year Note Bull 2.5X Fund (formerly Potomac 10 Year Plus Fund)	10 Year Treasury Note	250%
10 Year Note Bear 2.5X Fund (formerly Potomac ContraBond Fund)		-250%

To achieve these results, the Funds listed above use aggressive investment techniques such as engaging in futures, swaps and options transactions. As a result, these Funds are designed principally for experienced investors who intend to follow an asset allocation strategy. These Funds are suitable for purchase by active investors and frequently are used by investors who engage in market timing activities. There is no assurance that the Funds will achieve their objectives and an investment in a Fund could lose money. No single Fund is a complete investment program.

The Trust also offers the U.S. Government Money Market Fund, which seeks security of principal, current income and liquidity by investing primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities.

INVESTMENT TECHNIQUES AND POLICIES

Rafferty Asset Management, LLC (“Rafferty” or “Adviser”), the investment adviser to the Funds, uses a number of investment techniques in an effort to achieve the stated goal for each Fund. For the Bull Funds, Rafferty attempts to magnify the daily returns of each Bull Fund’s index or benchmark. The Bear Funds are managed to provide returns inverse (or opposite) by a defined percentage to the daily return of each Bear Fund’s index or benchmark. Rafferty creates net “long” positions for the Bull Funds and net “short” positions for the Bear Funds. Long positions move in the same direction as their index or benchmark, advancing when the index or benchmark advances and declining when the index or benchmark declines. Short positions move in the opposite direction of the index or benchmark, advancing when the index or benchmark declines and declining when the index or benchmark advances. Rafferty generally does not use fundamental securities analysis to accomplish such correlation. Rather, Rafferty primarily uses statistical and quantitative analysis to determine the investments each Fund makes and the techniques it employs. As a consequence, if a Fund is performing as designed, the return of the index or benchmark will dictate the return for that Fund.

Each Fund invests significantly in exchange-traded funds (“ETFs”), futures contracts on stock indices, swap agreements, options on futures contracts and financial instruments such as options on securities and stock indices options. Rafferty uses these types of investments to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund.

Each Bull Fund and Bear Fund has a clearly articulated goal which requires the Fund to seek economic exposure in excess of its net assets. To meet its objectives, each Fund invests in some combination of financial instruments so that it generates economic exposure consistent with the Fund’s investment objective. To generate a return consistent with a leveraged investment objective benchmark, a Fund will generally invest some portion of its net assets in financial instruments - such as futures or swaps - with implicit leverage.

Net flows into or out of a Fund and the impact of market movements determine whether the portfolio needs to be re-positioned. If the target index has risen on a given day, a Bull Fund’s net assets should rise, meaning the Fund’s exposure may need to be increased. Conversely, if the target index has fallen on a given day, a Bull Fund’s net assets should fall, meaning the Fund’s exposure may need to be reduced. If the target index has risen on a given day, a Bear Fund’s net assets should fall, meaning the Fund’s portfolio may need to be reduced. If the target index has fallen on a given day, a Bear Fund’s net assets should rise, meaning the Fund’s exposure may need to be increased. A Fund’s portfolio may also need to be changed to reflect changes in the composition of an index and corporate actions like stock splits and spin-offs. Rafferty increases the Fund’s exposure when its assets rise and reduces the Fund’s exposure when its assets fall. To determine which instruments to purchase or sell, Rafferty identifies instruments it believes exhibit price anomalies among the relevant group of financial instruments to identify the more advantageous instrument.

Each Fund (other than the U.S. Government Money Market Fund) is designed to provide daily investment returns that are a multiple of the returns of its index or benchmark. While Rafferty attempts to minimize any “tracking error” (the statistical measure of the difference between the investment results of a Fund and the performance of its index or benchmark), certain factors will tend to cause a Fund’s investment results to vary from the stated objective. A Fund may have difficulty in achieving its daily target due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuations, the use of leverage and the Bear Funds’ inverse correlation.

Except for the U.S. Government Money Market Fund, each Fund’s investment objective is not a fundamental policy and may be changed by the Funds’ Board of Trustees without shareholder approval. The U.S. Government Fund’s investment objective is a fundamental policy and can only be changed with shareholder approval.

It is the policy of each Fund to pursue its investment objective regardless of market conditions and not to take defensive positions. A Fund will not adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for its index or benchmark. However, because it may be difficult for a Fund to achieve its stated investment objective any time its assets fall below $2 million, Rafferty may invest the assets of any such Fund in short-term U.S. government securities until the level of net assets is sufficient to permit the desired investments. As a result, such Fund may not achieve its investment objective during this period. To find out if a Fund has sufficient assets to invest to attempt to meet its objective, you may call (800) 851-0511.

PRINCIPAL RISKS
An investment in any of the Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Rafferty cannot guarantee that any of the Funds will achieve their objective. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. The table below provides the principal risks of investing in the Funds. Following the table, each risk is explained.
	Market Timing Activity and High Portfolio Turnover	Risk of Tracking Error	Risks of Aggressive Investment Techniques	Leverage Risk	Counterparty Risks	Risk of Non-Diversification	Interest Rate Changes	Risks of Investing in Other Investment Companies and ETFs	Adverse Market Conditions	Risks of Shorting Instruments	Inverse Correlation Risk
Total Market Bull 2.5X Fund	X	X	X	X	X	X	X	X	X
Total Market Bear 2.5X Fund	X	X	X	X	X	X	X	X	X	X	X
S&P 500® Bull 2.5X Fund	X	X	X	X	X	X	X	X	X
S&P 500® Bear 2.5X Fund	X	X	X	X	X	X	X	X	X	X	X
NASDAQ-100® Bull 2.5X Fund	X	X	X	X	X	X	X	X	X
NASDAQ-100® Bear 2.5X Fund	X	X	X	X	X	X	X	X	X	X	X
Mid Cap Bull 2.5X Fund	X	X	X	X	X	X	X	X	X
Mid Cap Bear 2.5X Fund	X	X	X	X	X	X	X	X	X	X	X
Small Cap Bull 2.5X Fund	X	X	X	X	X	X	X	X	X
Small Cap Bear 2.5X Fund	X	X	X	X	X	X	X	X	X	X	X
Equity Income Bull 2.5X Fund	X	X	X	X	X	X	X	X	X
Equity Income Bear 2.5X Fund	X	X	X	X	X	X	X	X	X	X	X
Dollar Bull 2.5X Fund	X	X	X	X	X	X	X	X	X
Dollar Bear 2.5X Fund	X	X	X	X	X	X	X	X	X	X	X
Japan Bull 2X Fund	X	X	X	X	X	X	X	X	X
Japan Bear 2X Fund	X	X	X	X	X	X	X	X	X	X	X
Emerging Markets Bull 2X Fund	X	X	X	X	X	X	X	X	X
Emerging Markets Bear 2X Fund	X	X	X	X	X	X	X	X	X	X	X
Developed Markets Bull 2X Fund	X	X	X	X	X	X	X	X	X
Developed Market Bear 2X Fund	X	X	X	X	X	X	X	X	X	X	X
Latin America Bull 2X Fund	X	X	X	X	X	X	X	X	X
Latin America Bear 2X Fund	X	X	X	X	X	X	X	X	X	X	X
Real Estate Bull 2X Fund	X	X	X	X	X	X	X	X	X
Real Estate Bear 2X Fund	X	X	X	X	X	X	X	X	X	X	X
Commodity Bull 2X Fund	X	X	X	X	X	X	X	X	X
Commodity Bear 2X Fund	X	X	X	X	X	X	X	X	X	X	X
Biotech Bull 2X Fund	X	X	X	X	X	X	X	X	X
Biotech Bear 2X Fund	X	X	X	X	X	X	X	X	X	X	X
Oil & Gas Bull 2X Fund	X	X	X	X	X	X	X	X	X
Oil & Gas Bear 2X Fund	X	X	X	X	X	X	X	X	X	X	X
Precious Metals Bull 2X Fund	X	X	X	X	X	X	X	X	X
Precious Metals Bear 2X Fund	X	X	X	X	X	X	X	X	X	X	X
Healthcare Bull 2X Fund	X	X	X	X	X	X	X	X	X
Healthcare Bear 2X Fund	X	X	X	X	X	X	X	X	X	X	X
Financial Bull 2X Fund	X	X	X	X	X	X	X	X	X
Financial Bear 2X Fund	X	X	X	X	X	X	X	X	X	X	X
10 Year Note Bull 2.5X Fund	X	X	X	X	X	X	X	X	X
10 Year Note Bear 2.5X Fund	X	X	X	X	X	X	X	X	X	X	X
U.S. Government Money Market Fund							X

	Risks of Investing in Equity Securities	Risks of Investing in Foreign Instruments	Currency Exchange Rates	Risks of Investing in Emerging Markets Instruments	Risks of Investing in Small and Mid Capitalization Companies	Credit Risk	Risks of Investing in Commodities	Risks of Investing in Real Estate Instruments	Risk of Investing in Technology Companies	Concentration Risk	Geographic Concentration Risk
Total Market Bull 2.5X Fund	X				X	X
Total Market Bear 2.5X Fund	X				X	X
S&P 500® Bull 2.5X Fund	X					X
S&P 500® Bear 2.5X Fund	X					X
NASDAQ-100® Bull 2.5X Fund	X					X			X
NASDAQ-100® Bear 2.5X Fund	X					X			X
Mid Cap Bull 2.5X Fund	X				X	X
Mid Cap Bear 2.5X Fund	X				X	X
Small Cap Bull 2.5X Fund	X				X	X
Small Cap Bear 2.5X Fund	X				X	X
Equity Income Bull 2.5X Fund	X					X
Equity Income Bear 2.5X Fund	X					X
Dollar Bull 2.5X Fund		X	X	X		X
Dollar Bear 2.5X Fund		X	X	X		X
Japan Bull 2X Fund	X	X	X			X					X
Japan Bear 2X Fund	X	X	X			X					X
Emerging Markets Bull 2X Fund	X	X	X	X		X
Emerging Markets Bear 2X Fund	X	X	X	X		X
Developed Markets Bull 2X Fund	X	X	X			X
Developed Market Bear 2X Fund	X	X	X			X
Latin America Bull 2X Fund	X	X	X	X		X					X
Latin America Bear 2X Fund	X	X	X	X		X					X
Real Estate Bull 2X Fund	X					X		X
Real Estate Bear 2X Fund	X					X		X
Commodity Bull 2X Fund	X					X	X
Commodity Bear 2X Fund	X					X	X
Biotech Bull 2X Fund	X					X			X	X
Biotech Bear 2X Fund	X					X			X	X
Oil & Gas Bull 2X Fund	X					X	X			X
Oil & Gas Bear 2X Fund	X					X	X			X
Precious Metals Bull 2X Fund	X					X	X			X
Precious Metals Bear 2X Fund	X					X	X			X
Healthcare Bull 2X Fund	X					X				X
Healthcare Bear 2X Fund	X					X				X
Financial Bull 2X Fund	X					X				X
Financial Bear 2X Fund	X					X				X
10 Year Note Bull 2.5X Fund						X
10 Year Note Bear 2.5X Fund						X
U.S. Government Money Market Fund						X

Market Timing Activity and High Portfolio Turnover
Rafferty expects a significant portion of the Funds’ assets to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading could increase the rate of the Funds’ portfolio turnover, which involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds’ performance. In addition, large movements of assets into and out of the Funds may have a negative impact on their abilities to achieve their investment objectives or their desired level of operating expenses. The risks associated with market timing activity and high portfolio turnover will have a negative impact on longer-term investments.

Risk of Tracking Error
Several factors may affect a Fund’s ability to achieve its daily target. A Fund may have difficulty achieving its daily target due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by a Fund. A failure to achieve a daily target may cause a Fund to provide returns for a longer period that are worse than expected. In addition, a Fund that meets its daily target over a period of time may not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuations, the use of leverage and the Bear Funds’ inverse correlation.

Risks of Aggressive Investment Techniques
The Funds use investment techniques, including investments in derivative instruments, which may be considered aggressive. Derivative instruments include: (1) futures contracts; (2) swap agreements; and (3) options on securities, securities indices, and futures contracts. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. In addition, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Leverage Risk
Use of leverage can magnify the effects of changes in the value of the Funds and make them more volatile. The leveraged investment techniques that the Funds employ should cause investors in the Funds to lose more money in adverse environments. Leveraged positions incur explicit or implicit financing charges. The Funds’ use of leverage means that they will incur financing charges which will affect the performance of the Funds. As interest rates rise, the cost of executing the Funds’ investment strategies will rise as well.

Counterparty Risks
Swap agreements are two-party contracts whereby the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Using such agreements exposes a Fund to the risk that the counterparty may default. If the counterparty defaults, a Fund’s risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement.

Risk of Non-Diversification
A non-diversified fund invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Interest Rate Changes
Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. The impact of a interest rate changes may be significant for other asset classes as well, whether because of the impact of interest rates on economic activity or because of changes in the relative attractiveness of asset classes due to changes in interest rates. For instance, higher interest rates may make investments in debt securities more attractive, thus crowding out investment in equities.

Risks of Investing in Other Investment Companies and ETFs
Investments in the securities of other investment companies and ETFs, (which may, in turn invest in equities, bonds, and other financial vehicles) may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, a Fund becomes a shareholder of that investment company or ETF. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the investment company or ETF to achieve its investment objective. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting a Fund’s performance.

Adverse Market Conditions
The performance of each Fund is designed to correlate to the performance of a benchmark. As a consequence, a Fund’s performance will suffer during conditions which are adverse to the Fund’s investment goals.

Risks of Shorting Instruments
Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices. A short sale involves the theoretically unlimited risk of loss when the market value of the instruments sold short plus related transaction costs exceeds the proceeds to a Fund from the short sale. As a consequence, a Fund will lose value if and when the instrument’s price rises - a result that is the opposite from traditional mutual funds. The holder of a short position is responsible for paying the dividends and interest accruing on the short position. Because dividends and interest accruing on a short position is an expense to a Fund, the performance of a Fund may be adversely impacted by the cost of maintaining its short positions.

Inverse Correlation Risk
Each Bear Fund is negatively correlated to its index or benchmark and should lose money when its index or benchmark rises — a result that is the opposite from traditional mutual funds. Because each Bear Fund seeks daily returns inverse by a defined percentage to its index or benchmark, the difference between a Bear Fund’s daily return and the price performance of its index or benchmark may be negatively compounded during periods in which the markets decline.

Risks of Investing in Equity Securities
Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

Risks of Investing in Foreign Instruments
Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, a Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Currency Exchange Rates
Changes in foreign currency exchange rates will affect the value of what a Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Risks of Investing in Emerging Markets Instruments
Indirect investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. The risk of political or social upheaval is greater and there may be additional risks from an economy’s dependence on revenues from particular commodities, currency transfer restrictions, limited potential buyers for such instruments and delays and disruption in settlement procedures.

Risks of Investing in Small and Mid Capitalization Companies
Investing in the securities of small and mid capitalization companies involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Smaller companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Credit Risk
A Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations that are issued or guaranteed by the U.S. government. However, certain U.S. government obligations that are not backed by the full faith and credit of the U.S. government entail more risk because there can be no assurance that the U.S. government will provide financial support to the U.S. government-sponsored agencies or instrumentalities that back such securities.

Risks of Investing in Commodities
Investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. The value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Risks of Investing in Real Estate Instruments
Real estate instruments are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

Risk of Investing in Technology Companies
The market prices of technology-related instruments tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of instruments. These instruments may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology instruments also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices. Further, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings.

Concentration Risk
Concentration risk results from focusing a Fund’s investments in a specific industry or sector. The performance of a Fund that focuses its investments in a particular industry or sector may be more volatile than a fund that does not concentrate its investments.

Geographic Concentration Risk
Investments in a particular geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, Funds that focus their investments in a particular geographic region may be more volatile than a more geographically diversified fund.

DOMESTIC EQUITY INDEX FUNDS

Total Market Bull 2.5X Fund
Total Market Bear 2.5X Fund

Investment Objective. The Total Market Bull 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the price performance of the MSCI® US Broad Market Index (“Broad Market Index”). The Total Market Bear 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the Broad Market Index. (Collectively, the Total Market Bull 2.5X Fund and the Total Market Bear 2.5X Fund are referred to as the “Total Market Funds.”)

Principal Investment Strategy. Each Total Market Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Broad Market Index and/or financial instruments that, in combination, provide leveraged exposure to the Broad Market Index with the Total Market Bull 2.5X Fund creating long positions and the Total Market Bear 2.5X Fund creating short positions. These financial instruments include the Vanguard® Total Stock Market VIPERs®, which is a publicly-traded index security based on the Broad Market Index, other ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Total Market Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Broad Market Index is a capitalization-weighted index which targets for inclusion 99.5% of the U.S. market capitalization of the public equity markets. As a consequence, the Broad Market Index includes large, mid, small and micro cap companies. Morgan Stanley Capital International Inc. (‘‘MSCI®’’) is not a sponsor of, or in any way affiliated with, the Funds.

Performance. No performance is provided for the Total Market Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Total Market Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending April 30, 2007.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
Total Market Bull 2.5X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.69%	1.00%
Other Expenses(4)	0.31%	0.31%
Total Annual Operating Expenses	1.75%	2.06%

Total Market Bear 2.5X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.57%	1.00%
Other Expenses(4)	0.43%	0.43%
Total Annual Operating Expenses	1.75%	2.18%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through April 30, 2007 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Total Market Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)
Pursuant to the Investor Class plan, the Investor Class shares of a Fund, except for the U.S. Government Money Market Fund, may pay up to 1.00% of the Investor Class’ average daily net assets. However, the Board has authorized a Fund to pay distribution and services fees only in an amount equal to the difference between a Fund’s Total Annual Operating Expenses (excluding Distribution and/or Service (12b-1) Fees) and 1.75% (excluding interest and dividends on short positions and extraordinary expenses).

(4)
The Total Market Bear 2.5X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Total Market Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Total Market Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Total Market Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Total Market Bull 2.5X Fund
	1 Year	3 Years
Investor Class	$178	$551
Service Class	$209	$646

Total Market Bear 2.5X Fund
	1 Year	3 Years
Investor Class	$178	$551
Service Class	$221	$682

Risks. The principal risks of investing in the Total Market Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Risks of Investing in Small and Mid Capitalization Companies and Credit Risk.

Additional risks of investing in the Total Market Bear 2.5X Fund are Risks of Shorting Instruments and Inverse Correlation Risk. For more information on the risks of the Total Market Funds, including a description of each risk, please refer to the “Principal Risks” section above.

S&P 500® Bull 2.5X Fund
S&P 500® Bear 2.5X Fund

Investment Objective. The S&P 500® Bull 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the price performance of the S&P 500® Index. The S&P 500® Bear 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the S&P 500® Index. (Collectively, the S&P 500® Bull 2.5X Fund and the S&P 500® Bear 2.5X Fund are referred to as the “S&P 500® Funds.”)

Principal Investment Strategy. Each S&P 500® Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the S&P 500® Index and/or financial instruments that, in combination, provide leveraged exposure to the S&P 500® Index with the S&P 500® Bull 2.5X Fund creating long positions and the S&P 500® Bear 2.5X Fund creating short positions. These financial instruments include Standard & Poor’s® Depositary Receipts (“SPDRs®”), which are publicly-traded index securities based on the S&P 500® Index, other ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the S&P 500® Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks. Standard & Poor’s® selects the 500 stocks comprising the S&P 500® Index on the basis of market values and industry diversification. Most of the stocks in the S&P 500® Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the New York Stock Exchange (“NYSE”). “Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The S&P 500® Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the Funds.

Performance. No performance is provided for the S&P 500® Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the S&P 500® Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending April 30, 2007.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
S&P 500® Bull 2.5X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.57%	1.00%
Other Expenses(4)	0.43%	0.43%
Total Annual Operating Expenses	1.75%	2.18%

S&P 500® Bear 2.5X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.57%	1.00%
Other Expenses(4)	0.43%	0.43%
Total Annual Operating Expenses	1.75%	2.18%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through April 30, 2007 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each S&P 500® Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)
Pursuant to the Investor Class plan, the Investor Class shares of a Fund, except for the U.S. Government Money Market Fund, may pay up to 1.00% of the Investor Class’ average daily net assets. However, the Board has authorized a Fund to pay distribution and services fees only in an amount equal to the difference between a Fund’s Total Annual Operating Expenses (excluding Distribution and/or Service (12b-1) Fees) and 1.75% (excluding interest and dividends on short positions and extraordinary expenses).

(4)
The S&P 500® Bear 2.5X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the S&P 500® Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the S&P 500® Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the S&P 500® Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S&P 500® Bull 2.5X Fund
	1 Year	3 Years
Investor Class	$178	$551
Service Class	$221	$682

S&P 500® Bear 2.5X Fund
	1 Year	3 Years
Investor Class	$178	$551
Service Class	$221	$682

Risks. The principal risks of investing in the S&P 500® Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, and Credit Risk.

Additional risks of investing in the S&P 500® Bear 2.5X Fund are Risks of Shorting Instruments and Inverse Correlation Risk. For more information on the risks of the S&P 500® Funds, including a description of each risk, please refer to the “Principal Risks” section above.

NASDAQ-100® Bull 2.5X Fund
NASDAQ-100® Bear 2.5X Fund

Investment Objective. The NASDAQ-100® Bull 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the price performance of the NASDAQ-100® Index. The NASDAQ-100® Bear 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the NASDAQ-100® Index. (Collectively, the NASDAQ-100® Bull 2.5X Fund and the NASDAQ-100® Bear 2.5X Fund are referred to as the “NASDAQ-100® Funds.”)

Principal Investment Strategy. Each NASDAQ-100® Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the NASDAQ-100® Index and/or financial instruments that, in combination, provide leveraged exposure to the NASDAQ-100® Index with the NASDAQ-100® Bull 2.5X Fund creating long positions and the NASDAQ-100® Bear 2.5X Fund creating short positions. The financial instruments in which the NASDAQ-100® Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the NASDAQ-100® Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The NASDAQ-100® Index is a capitalization-weighted index composed of 100 of the largest non-financial domestic and international companies listed on the National Market tier of the NASDAQ National Market®. All companies listed on the index have an average daily trading volume of at least 200,000 shares. The NASDAQ-100® Index was created in 1985 and is a trademark of the NASDAQ National Market®. The NASDAQ-100® Funds are not sponsored, endorsed, sold, or promoted by the NASDAQ National Market® and the NASDAQ National Market® makes no representations regarding the advisability of investing in the Funds.

Performance. No performance is provided for the NASDAQ-100® Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the NASDAQ-100® Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending April 30, 2007.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
NASDAQ-100® Bull 2.5X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.66%	1.00%
Other Expenses(4)	0.34%	0.34%
Total Annual Operating Expenses	1.75%	2.09%

NASDAQ-100® Bear 2.5X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.57%	1.00%
Other Expenses(4)	0.43%	0.43%
Total Annual Operating Expenses	1.75%	2.18%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through April 30, 2007 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each NASDAQ-100® Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)
Pursuant to the Investor Class plan, the Investor Class shares of a Fund, except for the U.S. Government Money Market Fund, may pay up to 1.00% of the Investor Class’ average daily net assets. However, the Board has authorized a Fund to pay distribution and services fees only in an amount equal to the difference between a Fund’s Total Annual Operating Expenses (excluding Distribution and/or Service (12b-1) Fees) and 1.75% (excluding interest and dividends on short positions and extraordinary expenses).

(4)
The NASDAQ-100® 2.5X Bear Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the NASDAQ-100® Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the NASDAQ-100® Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the NASDAQ-100® Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

NASDAQ-100® Bull 2.5X Fund
	1 Year	3 Years
Investor Class	$178	$551
Service Class	$212	$655

NASDAQ-100® Bear 2.5X Fund
	1 Year	3 Years
Investor Class	$178	$551
Service Class	$221	$682

Risks. The principal risks of investing in NASDAQ-100® Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities and Risks of Investing in Technology Companies and Credit Risk.

Additional risks of investing in the NASDAQ-100® Bear 2.5X Fund are Risks of Shorting Instruments and Inverse Correlation Risk. For more information on the risks of the NASDAQ-100® Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Mid Cap Bull 2.5X Fund
Mid Cap Bear 2.5X Fund

Investment Objective. The Mid Cap Bull 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the price performance of the S&P® MidCap 400 Index. The Mid Cap Bear 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the S&P® MidCap 400 Index. (Collectively, the Mid Cap Bull 2.5X Fund and the Mid Cap Bear 2.5X Fund are referred to as the “Mid Cap Funds.”)

Principal Investment Strategy. Each Mid Cap Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the S&P® MidCap 400 Index and/or financial instruments that, in combination, provide leveraged exposure to the S&P® MidCap 400 Index with the Mid Cap Bull 2.5X Fund creating long positions and the Mid Cap Bear 2.5X Fund creating short positions. The financial instruments in which the Mid Cap Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Mid Cap Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The S&P® MidCap 400 Index is a capitalization-weighted index composed of 400 common stocks with market capitalizations which range from $1 billion to $4 billion. Standard & Poor’s® selects the 400 stocks comprising the S&P® MidCap 400 Index on the basis of market values and industry diversification. “Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The Mid Cap Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the Funds.

Performance. No performance is provided for the Mid Cap Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Mid Cap Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending April 30, 2007.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
Mid Cap Bull 2.5X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.64%	1.00%
Other Expenses(4)	0.36%	0.36%
Total Annual Operating Expenses	1.75%	2.11%

Mid Cap Bear 2.5X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.57%	1.00%
Other Expenses(4)	0.43%	0.43%
Total Annual Operating Expenses	1.75%	2.18%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through April 30, 2007 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class exceed 1.75% and 2.50%, respectively (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Mid Cap Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)
Pursuant to the Investor Class plan, the Investor Class shares of a Fund, except for the U.S. Government Money Market Fund, may pay up to 1.00% of the Investor Class’ average daily net assets. However, the Board has authorized a Fund to pay distribution and services fees only in an amount equal to the difference between a Fund’s Total Annual Operating Expenses (excluding Distribution and/or Service (12b-1) Fees) and 1.75% (excluding interest and dividends on short positions and extraordinary expenses).

(4)
The Mid Cap Bear 2.5X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Mid Cap Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Mid Cap Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Mid Cap Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Mid Cap Bull 2.5X Fund
	1 Year	3 Years
Investor Class	$178	$551
Service Class	$214	$661

Mid Cap Bear 2.5X Fund
	1 Year	3 Years
Investor Class	$178	$551
Service Class	$221	$682

Risks. The principal risks of investing in Mid Cap Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Credit Risk, and Risks of Investing in Small and Mid Capitalization Companies.

Additional risks of investing in the Mid Cap Bear 2.5X Fund are Risks of Shorting Instruments and Inverse Correlation Risk. For more information on the risks of the Mid Cap Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Small Cap Bull 2.5X Fund
Small Cap Bear 2.5X Fund

Investment Objective. The Small Cap Bull 2.5X Fund (formerly the Small Cap Plus Fund) seeks daily investment results, before fees and expenses, of 250% of the price performance of the Russell 2000® Index. The Small Cap Bear 2.5X Fund (formerly the Small Cap/Short Fund) seeks daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the Russell 2000® Index. (Collectively, the Small Cap Bull 2.5X Fund and the Small Cap Bear 2.5X Fund are referred to as the “Small Cap Funds.”)

Principal Investment Strategy. Each Small Cap Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Russell 2000® Index and/or financial instruments that, in combination, provide leveraged exposure to the Russell 2000® Index with the Small Cap Bull 2.5X Fund creating long positions and the Small Cap Bear 2.5X Fund creating short positions. The financial instruments in which the Small Cap Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Small Cap Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Russell 2000® Index is comprised of the smallest 2000 companies in the Russell 3000® Index. As of the June 2005 reconstitution, the market capitalization of companies included in the Russell 2000® Index was between $182.6 million and $1.8 billion. The median capitalization was $539.5 million. As of April 20, 2006, the average market capitalization of the companies included in the Russell 3000® Index was approximately $5.2 billion. That compares to an average market capitalization of $842 million for the Russell 2000® Index at the same time. The smallest 2000 companies represent approximately 11% of the total market capitalization of the Russell 3000® Index. The Frank Russell Company is not a sponsor of, or in any way affiliated with, the Funds.

Performance. The bar chart and performance table below provide some indication of the risks of investing in the Small Cap Funds by showing how the performance of each Small Cap Fund has varied from year to year and by comparing each Small Cap Fund’s av-erage annual returns with those of a broad measure of market performance. The information below also illustrates the risks of investing in each Small Cap Fund by showing its highest and lowest quarterly returns. The Small Cap Funds’ past performance (before and after taxes) is not necessarily an indication of how they will perform in the future.

The performance shown reflects previous daily targets. The Small Cap Bull 2.5X Fund sought a daily target of 125% until April 30, 2006 and the Small Cap Bear 2.5X Fund sought a daily target of 100% until March 7, 2005 and 200% until April 30, 2006. The calendar year performance of the Small Cap Funds would have varied from that shown had the daily targets been 250%.

Total Return for the Calendar Years Ended December 31*

Small Cap Bull 2.5X Fund	Small Cap Bear 2.5X Fund

* Year-to-date total returns as of March 31, 2006 for the Small Cap Bull 2.5X Fund and the Small Cap Bear 2.5X Fund were 16.69% and -22.53%, respectively.

Quarterly Returns
	Highest	Lowest
Small Cap Bull 2.5X Fund	28.77% (2nd quarter 2003)	-27.47% (3rd quarter 2002)
Small Cap Bear 2.5X Fund	24.25% (3rd quarter 2002)	-19.88% (2nd quarter 2003)

Average Annual Total Returns as of December 31, 2005
	1 Year	5 Years	Since Inception(1)
Small Cap Bull 2.5X Fund
Return Before Taxes	0.71%	4.50%	5.48%
Return After Taxes on Distributions(2)	0.71%	4.43%	5.36%
Return After Taxes on Distributions and Sale Fund Shares(2)(3)	0.46%	3.82%	4.68%
Russell 2000® Index(4)	4.55%	8.22%	9.59%
Small Cap Bear 2.5X Fund
Return Before Taxes	-11.37%	-12.78%	-10.93%
Return After Taxes on Distributions(2)	-12.60%	-14.37%	-12.49%
Return After Taxes on Distributions and Sale Fund Shares(2)(3)	-7.40%	-10.84%	-9.30%
Russell 2000® Index(4)	4.55%	8.22%	7.61%

(1)	The inception date of the Small Cap Bull 2.5X Fund was February 22, 1999 and the Small Cap Bear 2.5X Fund was December 21, 1999.
(2)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

(3)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of fund shares, a tax deduction is provided that benefits the investor.

(4)	The performance of the index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Funds. The expenses below are based on actual expenses incurred for the fiscal year ended August 31, 2005, except for the management fee for the Small Cap Bear 2.5X Fund which has been restated to reflect the current management fee.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
Small Cap Bull 2.5X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.26%	1.00%
Other Expenses(4)	0.74%	0.74%
Total Annual Operating Expenses	1.75%	2.49%

Small Cap Bear 2.5X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%	1.00%
Other Expenses(4)	1.26%	1.26%
Total Annual Operating Expenses(5)	2.01%	3.01%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through August 31, 2006 to the extent that the Fund’s Total Annual Operating Expenses for the Investor Class and the Service Class shares exceed 1.75% and 2.50%, respectively (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Small Cap Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)
Pursuant to the Investor Class plan, the Investor Class shares of a Fund, except for the U.S. Government Money Market Fund, may pay up to 1.00% of the Investor Class’ average daily net assets. However, the Board has authorized a Fund to pay distribution and services fees only in an amount equal to the difference between a Fund’s Total Annual Operating Expenses (excluding Distribution and/or Service (12b-1) Fees) and 1.75% (excluding interest and dividends on short positions and extraordinary expenses).

(4)	The Small Cap Bear 2.5X Fund may take short positions in securities. Such additional expenses associated with these investments are included in the calculation above.
(5)
For the fiscal year ended August 31, 2005, Rafferty reimbursed Other Expenses of the Small Cap Bear 2.5X Fund in the amount of 0.21%. If the reimbursement was included in the calculation above, the Investor Class of the Small Cap Bear 2.5X Fund’s Other Expenses and Total Annual Operating Expenses would be 1.05% and 1.80%, respectively for the Investor Class and 1.05% and 2.80%, respectively for the Service Class.

Expense Example
The table below is intended to help you compare the cost of investing in the Small Cap Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Small Cap Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Small Cap Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Small Cap Bull 2.5X Fund
	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$551	$949	$2,062
Service Class	$252	$776	$1,326	$2,826

Small Cap Bear 2.5X Fund
	1 Year	3 Years	5 Years	10 Years
Investor Class	$204	$630	$1,083	$2,338
Service Class	$304	$930	$1,582	$3,327

Risks. The principal risks of investing in Small Cap Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Credit Risk, and Risks of Investing in Small and Mid Capitalization Companies.

Additional risks of investing in the Small Cap Bear 2.5X Fund are Risks of Shorting Instruments and Inverse Correlation Risk. For more information on the risks of the Small Cap Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Equity Income Bull 2.5X Fund
Equity Income Bear 2.5X Fund

Investment Objective. The Equity Income Bull 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the price performance of the Dow Jones Select Dividend IndexSM (“DJDVY”). The Equity Income Bear 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the DJDVY. (Collectively, the Equity Income Bull 2.5X Fund and the Equity Income Bear 2.5X Fund are referred to as the “Equity Income Funds.”)

Principal Investment Strategy. Each Equity Income Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the DJDVY and/or financial instruments that, in combination, provide leveraged exposure to the DJDVY with the Equity Income Bull 2.5X Fund creating long positions and the Equity Income Bear 2.5X Fund creating short positions. The financial instruments in which the Equity Income Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Equity Income Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Dow Jones Select Dividend IndexSM represents the top 100 U.S. stocks by dividend yield and is derived from the Dow Jones Total Market Index, which is a broad-market benchmark that represents approximately 95% of U.S. market. The stocks that comprise the Dow Jones Select Dividend IndexSM are selected almost entirely on an eligible stock’s dividend yield and dividend history. Stocks are also required to have an annual average daily dollar trading volume of more than $1.5 million. These criteria help to ensure that the index represents the most widely traded of the market’s highest-yielding stocks. Dow Jones® is not a sponsor of, or in any way affiliated with, the Funds.

Performance. No performance is provided for the Equity Income Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of Equity Income Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending April 30, 2007.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
Equity Income Bull 2.5X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.66%	1.00%
Other Expenses(4)	0.34%	0.34%
Total Annual Operating Expenses	1.75%	2.09%

Equity Income Bear 2.5X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.42%	1.00%
Other Expenses(4)	0.58%	0.58%
Total Annual Operating Expenses	1.75%	2.33%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through April 30, 2007 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Equity Income Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)
Pursuant to the Investor Class plan, the Investor Class shares of a Fund, except for the U.S. Government Money Market Fund, may pay up to 1.00% of the Investor Class’ average daily net assets. However, the Board has authorized a Fund to pay distribution and services fees only in an amount equal to the difference between a Fund’s Total Annual Operating Expenses (excluding Distribution and/or Service (12b-1) Fees) and 1.75% (excluding interest and dividends on short positions and extraordinary expenses).

(4)
The Equity Income Bear 2.5X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Equity Income Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Equity Income Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Equity Income Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Equity Income Bull 2.5X Fund
	1 Year	3 Years
Investor Class	$178	$551
Service Class	$212	$655

Equity Income Bear 2.5X Fund
	1 Year	3 Years
Investor Class	$178	$551
Service Class	$236	$727

Risks. The principal risks of investing in the Equity Income Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, and Credit Risk.

Additional risks of investing in the Equity Income Bear 2.5X Fund are Risks of Shorting Instruments and Inverse Correlation.
For more information on the risks of the Equity Income Funds, including a description of each risk, please refer to the “Principal Risks” section above.

CURRENCY FUNDS

Dollar Bull 2.5X Fund
Dollar Bear 2.5X Fund

Investment Objective. The Dollar Bull 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the price performance of the U.S. Dollar® Index (the “USDX”). The Dollar Bear 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the USDX. (Collectively, the Dollar Bull 2.5X Fund and the Dollar Bear 2.5X Fund are referred to as the “Dollar Funds.”)

Principal Investment Strategy. Each Dollar Fund, under normal circumstances, invests at least 80% of its net assets in financial instruments that, in combination, provide leveraged exposure to the USDX with the Dollar Bull 2.5X Fund creating net long positions and the Dollar Bear 2.5X Fund creating net short positions. These financial instruments include foreign currency debt instruments, forward contracts on foreign currencies, currency futures contracts, options on currency futures contracts, swap agreements, options on currencies and foreign currencies directly to produce economically leveraged investment results. On a day-to-day basis, the Dollar Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The U.S. Dollar® Index indicates the general international value of the U.S. dollar. The USDX does this by averaging the exchange rates between the U.S. dollar and six major world currencies. As of January 2006, the index consisted of the following six currencies: Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

Performance. No performance is provided for the Dollar Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Dollar Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending April 30, 2007.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
Dollar Bull 2.5X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.69%	1.00%
Other Expenses(4)	0.31%	0.31%
Total Annual Operating Expenses	1.75%	2.06%

Dollar Bear 2.5X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.57%	1.00%
Other Expenses(4)	0.43%	0.43%
Total Annual Operating Expenses	1.75%	2.18%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through April 30, 2007 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Dollar Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)
Pursuant to the Investor Class plan, the Investor Class shares of a Fund, except for the U.S. Government Money Market Fund, may pay up to 1.00% of the Investor Class’ average daily net assets. However, the Board has authorized a Fund to pay distribution and services fees only in an amount equal to the difference between a Fund’s Total Annual Operating Expenses (excluding Distribution and/or Service (12b-1) Fees) and 1.75% (excluding interest and dividends on short positions and extraordinary expenses).

(4)
The Dollar Bear 2.5X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Dollar Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Dollar Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Dollar Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Dollar Bull 2.5X Fund
	1 Year	3 Years
Investor Class	$178	$551
Service Class	$209	$646

Dollar Bear 2.5X Fund
	1 Year	3 Years
Investor Class	$178	$551
Service Class	$221	$682

Risks. The principal risks of investing in the Dollar Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Credit Risks, Risks of Investing in Foreign Instruments, Currency Exchange Rates, and Risks of Investing in Emerging Markets Instruments.

Additional risks of investing in the Dollar Bear 2.5X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Dollar Funds, including a description of each risk, please refer to the “Principal Risks” section above.

INTERNATIONAL FUNDS

Japan Bull 2X Fund
Japan Bear 2X Fund

Investment Objective. The Japan Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the Nikkei® 225 Index. The Japan Bear 2X Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the Nikkei® 225 Index. (Collectively, the Japan Bull 2X Fund and the Japan Bear 2X Fund are referred to as the “Japan Funds.”)

Principal Investment Strategy. Each Japan Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Nikkei® 225 Index and/or financial instruments that, in combination, provide leveraged exposure to the Nikkei® 225 Index with the Japan Bull 2X Fund creating long positions and the Japan Bear 2X Fund creating short positions. The financial instruments in which the Japan Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Japan Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Nikkei® 225 Index is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange, which is comprised of large, blue chip companies. The Nikkei® 225 was first published on May 16, 1949, and represents a broad cross-section of Japanese industries. The Nikkei® 225 Index is not a sponsor of, or in any way affiliated with, the Funds.

Performance. No performance is provided for the Japan Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Japan Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending April 30, 2007.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
Japan Bull 2X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.64%	1.00%
Other Expenses(4)	0.36%	0.36%
Total Annual Operating Expenses	1.75%	2.11%

Japan Bear 2X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.55%	1.00%
Other Expenses(4)	0.45%	0.45%
Total Annual Operating Expenses	1.75%	2.20%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through April 30, 2007 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Japan Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)
Pursuant to the Investor Class plan, the Investor Class shares of a Fund, except for the U.S. Government Money Market Fund, may pay up to 1.00% of the Investor Class’ average daily net assets. However, the Board has authorized a Fund to pay distribution and services fees only in an amount equal to the difference between a Fund’s Total Annual Operating Expenses (excluding Distribution and/or Service (12b-1) Fees) and 1.75% (excluding interest and dividends on short positions and extraordinary expenses).

(4)
The Japan Bear 2X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Japan Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Japan Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Japan Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Japan Bull 2X Fund
	1 Year	3 Years
Investor Class	$178	$551
Service Class	$214	$661

Japan Bear 2X Fund
	1 Year	3 Years
Investor Class	$178	$551
Service Class	$223	$688

Risks. The principal risks of investing in the Japan Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Credit Risk, Geographic Concentration Risk, Risks of Investing in Foreign Instruments, and Currency Exchange Rates.

Additional risks of investing in the Japan Bear 2X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the Japan Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Also, it is important to note that Japan struggled economically after the sharp decline of its stock market in the early 1990’s and the future for the market remains uncertain. Japan must deal with the costs of an aging population and the potential that aging workforce will impair productivity. Japanese companies could be hurt by a failure to successfully implement significant proposed reforms to Japan’s economy and financial system. Japanese stocks tend to be more volatile than the U.S. counterparts.

Emerging Markets Bull 2X Fund
Emerging Markets Bear 2X Fund

Investment Objective. The Emerging Markets Bull 2X Fund (formerly the Emerging Markets Plus Fund) seeks daily investment results, before fees and expenses, of 200% of the price performance of the MSCI Emerging Markets IndexSM (the “EM Index”). The Emerging Markets Bear 2X Fund (formerly the Emerging Markets Short Fund) seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the EM Index. (Collectively, the Emerging Markets Bull 2X Fund and the Emerging Markets Bear 2X Fund are referred to as the “Emerging Funds.”)

The term “emerging market” refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

Principal Investment Strategy. Each Emerging Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the EM Index and/or financial instruments that, in combination, provide leveraged exposure to the EM Index with the Emerging Markets Bull 2X Fund creating long positions and the Emerging Markets Bear 2X Fund creating short positions. The financial instruments in which the Emerging Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Emerging Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The EM Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of May 2005, the EM Index consisted of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela. MSCI® is not a sponsor of, or in any way affiliated with, the Funds.

Performance. No performance is provided for the Emerging Funds because they do not have annual returns for at least one calendar year prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Emerging Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending August 31, 2006.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
Emerging Markets Bull 2X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.73%	1.00%
Other Expenses	0.27%	0.27%
Total Annual Operating Expenses	1.75%	2.02%

Emerging Markets Bear 2X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.57%	1.00%
Other Expenses	0.43%	0.43%
Total Annual Operating Expenses	1.75%	2.18%

(1) You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.
(2) Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through August 31, 2006 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Emerging Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.
(3) Pursuant to the Investor Class plan, the Investor Class shares of a Fund, except for the U.S. Government Money Market Fund, may pay up to 1.00% of the Investor Class’ average daily net assets. However, the Board has authorized a Fund to pay distribution and services fees only in an amount equal to the difference between a Fund’s Total Annual Operating Expenses (excluding Distribution and/or Service (12b-1) Fees) and 1.75% (excluding interest and dividends on short positions and extraordinary expenses).
(4) The Emerging Markets Bear 2X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Emerging Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Emerging Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Emerging Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Emerging Markets Bull 2X Fund
	1 Year	3 Years
Investor Class	$178	$551
Service Class	$205	$634

Emerging Markets Bear 2X Fund
	1 Year	3 Years
Investor Class	$178	$551
Service Class	$221	$682

Risks. The principal risks of investing in the Emerging Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Risks of Investing in Foreign Instruments, Currency Exchange Rates, Credit Risk, and Risks of Investing in Emerging Markets Instruments.

Additional risks of investing in the Emerging Markets Bear 2X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Emerging Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Developed Markets Bull 2X Fund
Developed Markets Bear 2X Fund

Investment Objective. The Developed Markets Bull 2X Fund (formerly the Developed Markets Plus Fund) seeks daily investment results, before fees and expenses, of 200% of the price performance of the MSCI EAFE® Index (the “EAFE Index”). Developed Markets Bear 2X Fund (formerly the Developed Markets Short Fund) seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the EAFE Index. (Collectively, the Developed Markets Bull 2X Fund and the Developed Markets Bear 2X Fund are referred to as the “Developed Funds.”)

The term “developed market” refers to an economy that maintains a high per-capita income and experiences market transparency and liquidity as a result of well-established and closely regulated financial markets.

Principal Investment Strategy. Each Developed Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the EAFE Index and/or financial instruments that, in combination, provide leveraged exposure to the EAFE Index with the Developed Markets Bull 2X Fund creating long positions and the Developed Markets Bear 2X Fund creating short positions. The financial instruments in which the Developed Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Developed Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of May 2005, the EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. MSCI®’ is not a sponsor of, or in any way affiliated with, the Funds.

Performance. No performance is provided for the Developed Funds because they do not have annual returns for at least one calendar year prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Developed Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending August 31, 2006.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):

	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.64%	1.00%
Other Expenses	0.36%	0.36%
Total Annual Operating Expenses	1.75%	2.11%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through August 31, 2006 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Developed Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)
The Board of Trustees has authorized payment by the Investor Class of Rule 12b-1 fees in an amount equal to the difference between a Fund’s Total Annual Operating Expenses and the voluntary limit on the Fund’s Total Annual Operating Expenses of 1.75% (excluding dividend and interest on short positions and extraordinary expenses) with a maximum annualized fee of 1.00% and by the Service Class in an amount up to 1.00%.

(4)
The Developed Markets Bear 2X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Developed Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Developed Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Developed Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Class	$178	$551
Service Class	$214	$661

Risks. The principal risks of investing in the Developed Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Credit Risk, Risks of Investing in Equity Securities, Risks of Investing in Foreign Instruments, and Currency Exchange Rates.

Additional risks of investing in the Developed Markets Bear 2X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Developed Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Latin America Bull 2X Fund
Latin America Bear 2X Fund

Investment Objective. The Latin America Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the S&P® Latin America 40 Index (the “Latin America Index”). The Latin America Bear 2X Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the Latin America Index. (Collectively, the Latin America Bull 2X Fund and the Latin America Bear 2X Fund are referred to as the “Latin America Funds.”)

Principal Investment Strategy. Each Latin America Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the S&P® Latin America 40 Index and/or financial instruments that, in combination, provide leveraged exposure to the S&P® Latin America 40 Index with the Latin America Bull 2X Fund creating long positions and the Latin America Bear 2X Fund creating short positions. The financial instruments in which the Latin America Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Latin America Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The S&P® Latin America 40 Index includes highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in this index. Representing approximately 70% of each country’s market capitalization, this index provides coverage of the large cap, liquid constituents of each key country in Latin America. “Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The Latin America Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the Funds.

Performance. No performance is provided for the Latin America Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Latin America Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending April 30, 2007.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
Latin America Bull 2X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.64%	1.00%
Other Expenses(4)	0.36%	0.36%
Total Annual Operating Expenses	1.75%	2.11%

Latin America Bear 2X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.42%	1.00%
Other Expenses(4)	0.58%	0.58%
Total Annual Operating Expenses	1.75%	2.33%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through April 30, 2007 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Latin America Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)
Pursuant to the Investor Class plan, the Investor Class shares of a Fund, except for the U.S. Government Money Market Fund, may pay up to 1.00% of the Investor Class’ average daily net assets. However, the Board has authorized a Fund to pay distribution and services fees only in an amount equal to the difference between a Fund’s Total Annual Operating Expenses (excluding Distribution and/or Service (12b-1) Fees) and 1.75% (excluding interest and dividends on short positions and extraordinary expenses).

(4)
The Latin America Bear 2X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Latin America Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Latin America Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Latin America Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Latin America Bull 2X Fund
	1 Year	3 Years
Investor Class	$178	$551
Service Class	$214	$661

Latin America Bear 2X Fund
	1 Year	3 Years
Investor Class	$178	$551
Service Class	$236	$727

Risks. The principal risks of investing in the Latin America Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Credit Risk, Risks of Investing in Equity Securities, Risks of Investing in Foreign Instruments, Currency Exchange Rates, and Risks of Investing in Emerging Markets Instruments.

Additional risks of investing in the Latin America Bear 2X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Latin America Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Also, it is important to note that Latin America has generally been characterized by substantial economic instability resulting from, among other things, political unrest, high interest and inflation rates, currency devaluations and government deficits. The economies of Latin America are heavily dependent on the health of the U.S. economy and, because commodities such as oil and gas, minerals, and metals, represent a significant percentage of the region’s exports, the economies of Latin American countries are sensitive to fluctuations in commodity prices. The economies of the countries in the region may be impacted by the policies or economic problems of other Latin American countries. As a result of these factors, an investment in the Latin America Funds may experience significant volatility.

SPECIALTY FUNDS

Real Estate Bull 2X Fund
Real Estate Bear 2X Fund

Investment Objective. The Real Estate Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the Dow Jones U.S. Real Estate Index. The Real Estate Bear 2X Fund (formerly the Short Real Estate Fund) seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the Dow Jones U.S. Real Estate Index. (Collectively, the Real Estate Bull 2X Fund and the Real Estate Bear 2X Fund are referred to as the “Real Estate Funds.”)

Principal Investment Strategy. Each Real Estate Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Dow Jones U.S. Real Estate Index and/or financial instruments that, in combination, provide leveraged exposure to the Dow Jones U.S. Real Estate Index with the Real Estate Bull 2X Fund creating long positions and the Real Estate Bear 2X Fund creating short positions. The financial instruments in which the Real Estate Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Real Estate Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Dow Jones U.S. Real Estate Index measures the performance of the United States equity real estate market. It includes: (1) companies that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and (2) REITs that invest in apartments, office and retail properties. Dow Jones® is not a sponsor of, or in any way affiliated with, the Funds.

Performance. No performance is provided for the Real Estate Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Real Estate Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending April 30, 2007.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
Real Estate Bull 2X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.42%	1.00%
Other Expenses	0.58%	0.58%
Total Annual Operating Expenses	1.75%	2.33%

Real Estate Bear 2X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.64%	1.00%
Other Expenses	0.36%	0.36%
Total Annual Operating Expenses	1.75%	2.11%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through April 30, 2007 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Real Estate Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)
Pursuant to the Investor Class plan, the Investor Class shares of a Fund, except for the U.S. Government Money Market Fund, may pay up to 1.00% of the Investor Class’ average daily net assets. However, the Board has authorized a Fund to pay distribution and services fees only in an amount equal to the difference between a Fund’s Total Annual Operating Expenses (excluding Distribution and/or Service (12b-1) Fees) and 1.75% (excluding interest and dividends on short positions and extraordinary expenses).

(4)
The Real Estate Bear 2X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The Example below is intended to help you compare the cost of investing in the Real Estate Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Real Estate Funds for the periods shown and then redeem all of your shares at the end of the periods. The Example also assumes that your investment has a 5% return each year and that the Real Estate Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Real Estate Bull 2X Fund
	1 Year	3 Years
Investor Class	$178	$551
Service Class	$236	$727

Real Estate Bear 2X Fund
	1 Year	3 Years
Investor Class	$178	$551
Service Class	$214	$661

Risks. The principal risks of investing in the Real Estate Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Credit Risk, Risks of Investing in Real Estate Investments, and Risks of Investing in Equity Securities.

Additional risks of investing in the Real Estate Bear 2X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Real Estate Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Commodity Bull 2X Fund
Commodity Bear 2X Fund

Investment Objective. The Commodity Bull 2X Fund (formerly the Commodity Bull Fund) seeks daily investment results, before fees and expenses, of 200% of the price performance of the Morgan Stanley® Commodity Related Index. The Commodity Bear 2X Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the Morgan Stanley® Commodity Related Index. (Collectively, the Commodity Bull 2X Fund and the Commodity Bear 2X Fund are referred to as the “Commodity Funds.”)

Principal Investment Strategy. Each Commodity Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Morgan Stanley® Commodity Related Index and/or financial instruments that, in combination, provide leveraged exposure to the Morgan Stanley® Commodity Related Index with the Commodity Bull 2X Fund creating long positions and the Commodity Bear 2X Fund creating short positions. The financial instruments in which the Commodity Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Commodity Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Morgan Stanley® Commodity Related Index is an equal-dollar weighted index of 20 stocks involved in commodity-related industries such as energy, non-ferrous metals, agriculture and forest products. Morgan Stanley® is not a sponsor of, or in any way affiliated with, the Funds.

Performance. No performance is provided for the Commodity Funds because the Commodity Bull 2X Fund does not have annual returns for at least one calendar year and the Commodity Bear 2X Fund had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Commodity Funds. For the Commodity Bull 2X Fund, the other expenses below are based on actual expenses incurred from February 17, 2005 (commencement of operations) through August 31, 2005, except for the management fee which has been restated to reflect the current management fee. For the Commodity Bear 2X Fund, the other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending August 31, 2006.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
Commodity Bull 2X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%	1.00%
Other Expenses(4)	1.05%	1.05%
Total Annual Operating Expenses	1.80%	2.80%

Commodity Bear 2X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.69%	1.00%
Other Expenses(4)	0.31%	0.31%
Total Annual Operating Expenses	1.75%	2.06%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through August 31, 2006 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Commodity Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)
Pursuant to the Investor Class plan, the Investor Class shares of a Fund, except for the U.S. Government Money Market Fund, may pay up to 1.00% of the Investor Class’ average daily net assets. However, the Board has authorized a Fund to pay distribution and services fees only in an amount equal to the difference between a Fund’s Total Annual Operating Expenses (excluding Distribution and/or Service (12b-1) Fees) and 1.75% (excluding interest and dividends on short positions and extraordinary expenses).

(4)
The Commodity Bear 2X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Commodity Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Commodity Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Commodity Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Commodity Bull 2X Fund
	1 Year	3 Years	5 Years	10 Years
Investor Class	$183	$566	$975	$2,116
Service Class	$283	$868	$1,479	$3,128

Commodity Bear 2X Fund
	1 Year	3 Years
Investor Class	$178	$551
Service Class	$209	$646

Risks. The principal risks of investing in the Commodity Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Risks of Investing in Commodities, and Credit Risk.

Additional risks of investing in the Commodity Bear 2X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Commodity Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Biotech Bull 2X Fund
Biotech Bear 2X Fund

Investment Objective. The Biotech Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the Biotech HOLDRs Index. The Biotech Bear 2X Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the Biotech HOLDRs Index. (Collectively, the Biotech Bull 2X Fund and the Biotech Bear 2X Fund are referred to as the “Biotech Funds.”)

Principal Investment Strategy. Each Biotech Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Biotech HOLDRs Index and/or financial instruments that, in combination, provide leveraged exposure to the Biotech HOLDRs Index with the Biotech Bull 2X Fund creating long positions and the Biotech Bear 2X Fund creating short positions. The financial instruments in which the Biotech Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Biotech Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Biotech HOLDRs Index is a per share value of the securities underlying one share of Biotech HOLDRs, which trade on the American Stock Exchange (“AMEX”) under the symbol BBH. The Biotech HOLDRs Index currently includes 20 companies that are involved in the biotechnology industry.

Performance. No performance is provided for the Biotech Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Biotech Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending April 30, 2007.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.49%	1.00%
Other Expenses(4)	0.51%	0.51%
Total Annual Operating Expenses	1.75%	2.26%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through April 30, 2007 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Biotech Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)
Pursuant to the Investor Class plan, the Investor Class shares of a Fund, except for the U.S. Government Money Market Fund, may pay up to 1.00% of the Investor Class’ average daily net assets. However, the Board has authorized a Fund to pay distribution and services fees only in an amount equal to the difference between a Fund’s Total Annual Operating Expenses (excluding Distribution and/or Service (12b-1) Fees) and 1.75% (excluding interest and dividends on short positions and extraordinary expenses).

(4)
The Biotech Bear 2X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Biotech Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Biotech Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Biotech Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Class	$178	$551
Service Class	$229	$706

Risks. The principal risks of investing in the Biotech Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Credit Risks, Risks of Investing in Equity Securities, and Concentration Risk.

Additional risks of investing in the Biotech Bear 2X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Biotech Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Oil & Gas Bull 2X Fund
Oil & Gas Bear 2X Fund

Investment Objective. The Oil & Gas Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the Energy Select Sector Index. The Oil & Gas Bear 2X Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the Energy Select Sector Index. (Collectively, the Oil & Gas Bull 2X Fund and the Oil & Gas Bear 2X Fund are referred to as the “Oil & Gas Funds.”)

Principal Investment Strategy. Each Oil & Gas Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Energy Select Sector Index and/or financial instruments that, in combination, provide leveraged exposure to the Energy Select Sector Index with the Oil & Gas Bull 2X Fund creating long positions and the Oil & Gas Bear 2X Fund creating short positions. The financial instruments in which the Oil & Gas Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Oil & Gas Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Energy Select Sector Index is a modified market capitalization-based index intended to track the movements of companies that are components of the S&P 500® and are involved in the development or production of energy products. Energy companies in the Energy Select Sector Index develop and produce crude oil and natural gas and provide drilling and other energy related services. “Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The Oil & Gas Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the Funds.

Performance. No performance is provided for the Oil & Gas Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Oil & Gas Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending April 30, 2007.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
Oil & Gas Bull 2X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.64%	1.00%
Other Expenses(4)	0.36%	0.36%
Total Annual Operating Expenses	1.75%	2.11%

Oil & Gas Bear 2X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.42%	1.00%
Other Expenses(4)	0.58%	0.58%
Total Annual Operating Expenses	1.75%	2.33%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through April 30, 2007 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Oil & Gas Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)
Pursuant to the Investor Class plan, the Investor Class shares of a Fund, except for the U.S. Government Money Market Fund, may pay up to 1.00% of the Investor Class’ average daily net assets. However, the Board has authorized a Fund to pay distribution and services fees only in an amount equal to the difference between a Fund’s Total Annual Operating Expenses (excluding Distribution and/or Service (12b-1) Fees) and 1.75% (excluding interest and dividends on short positions and extraordinary expenses).

(4)
The Oil & Gas Bear 2X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Oil & Gas Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Oil & Gas Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Oil & Gas Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Oil & Gas Bull 2X Fund
	1 Year	3 Years
Investor Class	$178	$551
Service Class	$214	$661

Oil & Gas Bear 2X Fund
	1 Year	3 Years
Investor Class	$178	$551
Service Class	$236	$727

Risks. The principal risks of investing in the Oil & Gas Funds are Market Timing Activity and High Portfolio turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Credit Risks, Concentration Risk, and Risks of Investing in Equity Securities.

Additional risks of investing in the Oil & Gas Bear 2X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Oil & Gas Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Precious Metals Bull 2X Fund
Precious Metals Bear 2X Fund

Investment Objective. The Precious Metals Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the actual performance of the price of the Dow Jones Precious Metals Index. The Precious Metals Bear 2X Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the Dow Jones Precious Metals Index. (Collectively, the Precious Metals Bull 2X Fund and the Precious Metals Bear 2X Fund are referred to as the “Precious Metals Funds.”)

Principal Investment Strategy. Each Precious Metals Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Dow Jones Precious Metals Index and/or financial instruments that, in combination, provide leveraged exposure to the Dow Jones Precious Metals Index with the Precious Metals Bull 2X Fund creating long positions and the Precious Metals Bear 2X Fund creating short positions. The financial instruments in which the Precious Metals Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Precious Metals Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Dow Jones Precious Metals Index represents the performance of U.S. companies engaged in the exploration of gold, silver and platinum metals. Securities must be U.S.-listed stocks or ADRs, and must pass screens designed to eliminate the smallest and least-liquid stocks.

Performance. No performance is provided for the Precious Metals Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Precious Metals Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending April 30, 2007.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
Precious Metals Bull 2X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.66%	1.00%
Other Expenses	0.34%	0.34%
Total Annual Operating Expenses	1.75%	2.09%

Precious Metals Bear 2X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.49%	1.00%
Other Expenses	0.51%	0.51%
Total Annual Operating Expenses	1.75%	2.26%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through April 30, 2007 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Precious Metals Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)
Pursuant to the Investor Class plan, the Investor Class shares of a Fund, except for the U.S. Government Money Market Fund, may pay up to 1.00% of the Investor Class’ average daily net assets. However, the Board has authorized a Fund to pay distribution and services fees only in an amount equal to the difference between a Fund’s Total Annual Operating Expenses (excluding Distribution and/or Service (12b-1) Fees) and 1.75% (excluding interest and dividends on short positions and extraordinary expenses).

(4)
The Precious Metals Bear 2X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Precious Metals Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Precious Metals Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Precious Metals Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Precious Metals Bull 2X Fund
	1 Year	3 Years
Investor Class	$178	$551
Service Class	$212	$655

Precious Metals Bull 2X Fund
	1 Year	3 Years
Investor Class	$178	$551
Service Class	$229	$706

Risks. The principal risks of investing in the Precious Metals Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Credit Risks, Concentration Risk, and Risks of Investing in Equity Securities.

Additional risks of investing in the Precious Metals Bear 2X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Precious Metals Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Healthcare Bull 2X Fund
Healthcare Bear 2X Fund

Investment Objective. The Healthcare Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the Health Care Select Sector Index. The Healthcare Bear 2X Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the Health Care Select Sector Index. (Collectively, the Healthcare Bull 2X Fund and the Healthcare Bear 2X Fund are referred to as the “Healthcare Funds.”)

Principal Investment Strategy. Each Healthcare Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Health Care Select Sector Index and/or financial instruments that, in combination, provide leveraged exposure to the Health Care Select Sector Index with the Healthcare Bull 2X Fund creating long positions and the Healthcare 2X Fund creating short positions. The financial instruments in which the Healthcare Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Healthcare Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Health Care Select Sector Index is a modified capitalization-weighted index intended to track the movements of companies that are components of the S&P 500® and are involved in health care services. The index had 57 members as of April 20, 2006 with an average market capitalization of $25.9 billion. “Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The Healthcare Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the Funds.

Performance. No performance is provided for the Healthcare Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of Healthcare Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending April 30, 2007.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.49%	1.00%
Other Expenses(4)	0.51%	0.51%
Total Annual Operating Expenses	1.75%	2.26%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through April 30, 2007 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Healthcare Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)
Pursuant to the Investor Class plan, the Investor Class shares of a Fund, except for the U.S. Government Money Market Fund, may pay up to 1.00% of the Investor Class’ average daily net assets. However, the Board has authorized a Fund to pay distribution and services fees only in an amount equal to the difference between a Fund’s Total Annual Operating Expenses (excluding Distribution and/or Service (12b-1) Fees) and 1.75% (excluding interest and dividends on short positions and extraordinary expenses).

(4)
The Healthcare Bear 2X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Healthcare Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Healthcare Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Healthcare Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Class	$178	$551
Service Class	$229	$706

Risks. The principal risks of investing in the Healthcare Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Concentration Risk, and Credit Risk.

Additional risks of investing in the Healthcare Bear 2X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Healthcare Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Financial Bull 2X Fund
Financial Bear 2X Fund

Investment Objective. The Financial Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the Financial Select Sector Index. The Financial Bear 2X Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the Financial Select Sector Index. (Collectively, the Financial Bull 2X Fund and the Financial Bear 2X Fund are referred to as the “Financial Funds.”)

Principal Investment Strategy. Each Financial Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Financial Select Sector Index and/or financial instruments that, in combination, provide leveraged exposure to the Financial Select Sector Index with the Financial Bull 2X Fund creating long positions and the Financial Bear 2X Fund creating short positions. The financial instruments in which the Financial Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Financial Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Financial Select Sector Index is a modified capitalization-weighted index intended to track the movements of companies that are components of the S&P 500® and are involved in the development or production of financial products. The index had 85 members as of April 20, 2006 with an average market capitalization of $30.5 billion. “Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The Financial Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the Funds.

Performance. No performance is provided for the Financial Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Financial Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending April 30, 2007.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.49%	1.00%
Other Expenses(4)	0.51%	0.51%
Total Annual Operating Expenses	1.75%	2.26%
(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through April 30, 2007 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Financial Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)
Pursuant to the Investor Class plan, the Investor Class shares of a Fund, except for the U.S. Government Money Market Fund, may pay up to 1.00% of the Investor Class’ average daily net assets. However, the Board has authorized a Fund to pay distribution and services fees only in an amount equal to the difference between a Fund’s Total Annual Operating Expenses (excluding Distribution and/or Service (12b-1) Fees) and 1.75% (excluding interest and dividends on short positions and extraordinary expenses).

(4)
The Financial Bear 2X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Financial Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Financial Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Financial Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Class	$178	$551
Service Class	$229	$706

Risks. The principal risks of investing in the Financial Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Credit Risk, Concentration Risk, and Risks of Investing in Small and Mid Capitalization Companies.

Additional risks of investing in the Financial Bear 2X Fund are Risks of Shorting Instruments and Inverse Correlation Risk. For more information on the risks of the Financial Funds, including a description of each risk, please refer to the “Principal Risks” section above.

FIXED INCOME FUNDS

10 Year Note Bull 2.5X Fund
10 Year Note Bear 2.5X Fund

Investment Objective. The 10 Year Note Bull 2.5X Fund (formerly the 10 Year Plus Fund) seeks daily investment results, before fees and expenses, of 250% of the performance of the 10 Year Treasury Note. The 10 Year Note Bear 2.5X Fund (formerly the ContraBond Fund) seeks daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the performance of the 10 Year Treasury Note. (Collectively, the 10 Year Note Bull 2.5X Fund and the 10 Year Note Bear 2.5X Fund are referred to as the “10 Year Note Funds.”)

Principal Investment Strategy. Each 10 Year Note Fund, under normal circumstances, invests at least 80% of its net assets in the 10 Year Treasury Note and/or financial instruments that, in combination, provide leveraged exposure to the 10 Year Treasury Note with the 10 Year Note Bull 2.5X Fund creating long positions and the 10 Year Note Bear 2.5X Fund creating short positions. The financial instruments in which the 10 Year Note Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the 10 Year Note Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The 10 Year Treasury Note is the most recently issued U.S. Treasury Note with a ten year maturity. A new 10 Year Treasury Note is issued each February, May, August and November.

Performance. The bar chart and performance table below provide some indication of the risks of investing in the 10 Year Note Bear 2.5X Fund by comparing its average annual returns with those of a broad measure of market performance. The information below also illustrates the risks of investing in the 10 Year Note Bear 2.5X Fund by showing its highest and lowest quarterly returns. The 10 Year Note Bear 2.5X Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. No performance is provided for the 10 Year Note Bull 2.5X Fund because it did not have returns for at least one calendar year prior to the date of this Prospectus.

The performance shown reflects previous daily targets. The 10 Year Note Bear 2.5X Fund sought a daily target of 200% until April 30, 2006. The calendar year performance of the 10 Year Note Bear 2.5X Fund would have varied from that shown had the daily target been 250%.

Total Return for the Calendar Year Ended December 31*
10 Year Note Bear 2.5X Fund

* Year-to-date total return as of March 31, 2006 for the 10 Year Note Bear 2.5X Fund was 7.74%.

Quarterly Returns
	Highest	Lowest
10 Year Note Bear 2.5X Fund	6.19% (3rd quarter 2005)	-9.24% (2nd quarter 2005)
Average Annual Total Returns as of December 31, 2005
	1 Year	Since Inception(1)
10 Year Note Bear 2.5X Fund
Return Before Taxes	0.79%	-6.44%
Return After Taxes on Distributions(2)	0.79%	-6.44%
Return After Taxes on Distributions and Sale Fund Shares(2)(3)	0.51%	-5.46%
10 Year Treasury Note(4)	-1.93%	-0.63%

(1)	The inception date of the 10 Year Note Bear 2.5X Fund was May 17, 2004.
(2)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(3)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of fund shares, a tax deduction is provided that benefits the investor.

(4)	The performance of the 10 Year Treasury Note does not reflect deductions for fees, expenses or taxes.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of 10 Year Note Funds. For the 10 Year Note Bear 2.5X Fund, the expenses below are based on actual expenses incurred for the fiscal year ended August 31, 2005. For the 10 Year Note Bull 2.5X Fund, the other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending August 31, 2006.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
10 Year Note Bull 2.5X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%	1.00%
Other Expenses(4)	8.19%	8.19%
Total Annual Operating Expenses	8.94%	9.94%

10 Year Note Bear 2.5X Fund
	Investor Class	Service Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.33%	1.00%
Other Expenses(4,5)	5.98%	5.98%
Total Annual Operating Expenses(4,5)	7.06%	7.73%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through August 31, 2006 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.75% and 2.50%, respectively (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each 10 Year Note Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)
Pursuant to the Investor Class plan, the Investor Class shares of a Fund, except for the U.S. Government Money Market Fund, may pay up to 1.00% of the Investor Class’ average daily net assets. However, the Board has authorized a Fund to pay distribution and services fees only in an amount equal to the difference between a Fund’s Total Annual Operating Expenses (excluding Distribution and/or Service (12b-1) Fees) and 1.75% (excluding interest and dividends on short positions and extraordinary expenses).

(4)
The 10 Year Note Bear 2.5X Fund may take short positions in securities. Such additional expenses associated with these investments are included in the calculation above. If these expenses were not included, the 10 Year Note Bear 2.5X Fund’s Other Expenses and Total Annual Operating Expenses would be 0.67% and 1.75%, respectively for the Investor Class and 0.67% and 2.42%, respectively for the Service Class. Although dividends and interest accruing on short positions are an expense to the 10 Year Note Bear 2.5X Fund, these expenses are generally reduced by interest income earned on the proceeds from the short sales. If these income reductions were included above, the Other Expenses and Total Annual Operating Expenses would be significantly lower.

(5)
The Other Expenses includes reimbursements made by the 10 Year Note Bear 2.5X Fund to Rafferty for previous waivers of Rafferty’s management fee and/or reimbursements of the 10 Year Note Bear 2.5X Fund’s Other Expenses. If this additional expense were not included in the calculation above, the 10 Year Note Bear 2.5X Fund’s Other Expenses and Total Annual Operating Expenses would be 5.86% and 6.94%, respectively for the Investor Class and 5.86% and 7.61%, respectively for the Service Class.

Expense Example
The table below is intended to help you compare the cost of investing in the 10 Year Note Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the 10 Year Note Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the 10 Year Note Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

10 Year Note Bull 2.5X Fund
	1 Year	3 Years	5 Years	10 Years
Investor Class	$876	$2,527	N/A	N/A
Service Class	$969	$2,767	N/A	N/A

10 Year Note Bear 2.5X Fund
	1 Year	3 Years	5 Years	10 Years
Investor Class	$699	$2,053	$3,353	$6,374
Service Class	$762	$2,225	$3,610	$6,753

Risks. The principal risks of investing in the 10 Year Note Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, and Credit Risk.

Additional risks of investing in the 10 Year Note Bear 2.5X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the 10 Year Note Funds, including a description of each risk, please refer to the “Principal Risks” section above.

U.S. Government Money Market Fund

Investment Objective. The U.S. Government Money Market Fund seeks to provide security of principal, current income and liquidity.

Principal Investment Strategy. The U.S. Government Money Market Fund seeks to achieve these objectives by investing in high quality, U.S. dollar-denominated short-term obligations that have been determined by the Board of Trustees or by Rafferty to present minimal credit risk. The U.S. Government Money Market Fund invests exclusively in obligations issued or guaranteed by the U.S. government and its agencies, U.S. government-sponsored enterprises and repurchase agreements that are fully collateralized by such obligations. In order to maintain a stable share price, the U.S. Government Money Market Fund maintains an average dollar-weighted maturity of 90 days or less. Securities purchased by the U.S. Government Money Market Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements may bear longer final maturities.

Performance. The bar chart and performance table below provide some indication of the risks of investing in the U.S. Government Money Market Fund by showing how its performance has varied from year to year. The information below also illustrates the risks of investing in the U.S. Government Money Market Fund by showing its highest and lowest quarterly returns. The U.S. Government Money Market Fund’s past performance is not necessarily an indication of how it will perform in the future.

Total Return for the Calendar Years Ended December 31*
U.S. Government Money Market Fund

* Year-to-date total return as of March 31, 2006 for the U.S. Government Money Market Fund was 0.84%.

Quarterly Returns
	Highest	Lowest
U.S. Government Money Market Fund	1.41% (4th quarter 2000)	0.01% (2nd quarter 2004)
Average Annual Total Returns as of December 31, 2005
	1 Year	5 Years	Since Inception (10/20/97)
U.S. Government Money Market Fund	2.25%	1.30%	2.57%

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the U.S. Government Money Market Fund. The expenses below are based on actual expenses incurred for the fiscal year ended August 31, 2005.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses(2) (as a percentage of daily assets):
	Investor Class	Service Class
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	1.00%
Other Expenses	0.57%	0.57%
Total Annual Operating Expenses(3)	1.07%	2.07%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the U.S. Government Money Market Fund’s Other Expenses through August 31, 2006 to the extent that the Total Annual Operating Expenses for the Investor Class and Service Class shares exceed 1.25% and 2.25%, respectively (excluding extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by the U.S. Government Money Market Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(3)
For the fiscal year ended August 31, 2005, Rafferty reimbursed Other Expenses for the U.S. Government Money Market Fund in the amount of 0.07%. If the reimbursement was included in the calculation above, the U.S. Government Money Market Fund’s Other Expenses and Total Annual Operating Expenses would be 0.50% and 1.00%, respectively for the Investor Class and 0.50% and 2.00%, respectively for the Service Class.

Expense Example
The table below is intended to help you compare the cost of investing in the U.S. Government Money Market Fund with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the U.S. Government Money Market Fund for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the U.S. Government Money Market Fund’s operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$109	$340	$590	$1,306
Service Class	$210	$649	$1,114	$2,400

Risks. The principal risks of investing in U.S. Government Money Market Fund are:

•
The yield paid by the U.S. Government Money Market Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

•	Although the U.S. Government Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the U.S. Government Money Market Fund.

•	Your investment in the U.S. Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government institution.

•
Securities issued by U.S. government-sponsored entities, such as the Federal National Mortgage Association (“Fannie Mae©”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac©”), are not backed by the full faith and credit of the U.S. government and are not insured or guaranteed by the U.S. government.

•	The value of your investment could be eroded over time by the effects of inflation.

•	Security selection by Rafferty may cause the U.S. Government Money Market Fund to underperform other funds with similar investment objectives.

•	If a portfolio security declines in credit quality or goes into default, it also could affect the U.S. Government Money Market Fund’s yield.

Additional risks of investing in the U.S. Government Money Market Fund are Interest Rate Changes and Credit Risk. For more information on these risks, including a description, please refer to the “Principal Risks” section above.

ABOUT YOUR INVESTMENT

Share Price of the Funds

A Fund’s share price is known as its net asset value (“NAV”). The Funds share prices are calculated after the close of regular trading, usually as of 4:00 p.m. Eastern time, each day the NYSE is open for business. All shareholder transaction orders received in good form by the Funds’ transfer agent or an authorized financial intermediary by 4:00 p.m. Eastern time will be processed at that day’s NAV. Transaction orders received after 4:00 p.m. Eastern time will receive the next business day’s NAV.

Share price is calculated by dividing a Fund’s net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

•	Equity securities, OTC securities, swap agreements, options, futures and options on futures are valued at their last sales price, or if not available, the average of the last bid and ask prices;

•	Securities primarily traded in the NASDAQ National Market® are valued using the NASDAQ® Official Closing Price (“NOCP”);

•	Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the “amortized” cost method;

•	Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such prices are unavailable, by a pricing matrix method; and

• Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value estimates by the Adviser under the oversight of the Board of Trustees.

Fair Value Pricing. Portfolio securities and other assets are valued chiefly by market prices from the primary market in which they are traded. Securities are priced at a fair value as determined by the Adviser, under the oversight of the Board of Trustees, when reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, the Adviser believes that the market price is stale, or an event that affects the value of an instrument (a “Significant Event”) has occurred since the closing prices were established, but before the time as of which the Funds calculate their NAVs. Examples of Significant Events may include: (1) events that relate to a single issuer or to an entire market sector; (2) significant fluctuations in domestic or foreign markets; or (3) occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions. If such Significant Events occur, the Funds may value the instruments at fair value, taking into account such events when it calculates each Fund’s NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. In addition, the Funds may also fair value an instrument if trading in a particular instrument is halted and does not resume prior to the closing of the exchange or other market.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, Rafferty compares the market quotation to the fair value price to evaluate the effectiveness of the Funds’ fair valuation procedures.

Rule 12b-1 Fees

This Prospectus describes both the Investor Class and Service Class distribution plans under Rule 12b-1 pursuant to which the Funds pay for distribution and services provided to Fund shareholders. Because 12b-1 fees are paid out of the Funds’ assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Pursuant to the Investor Class plan, the Investor Class shares of a Fund, except for the U.S. Government Money Market Fund, may pay up to 1.00% of the Investor Class’ average daily net assets. However, the Board has authorized a Fund to pay distribution and services fees only in an amount equal to the difference between a Fund’s Total Annual Operating Expenses (excluding Distribution and/or Service (12b-1) Fees) and 1.75% (excluding interest and dividends on short positions and extraordinary expenses).

Pursuant to the Service Class plan, the Service Class shares of a Fund may pay up to 1.00% of the Service Class’ average daily net assets. The Board has currently authorized the Service Class to pay Rule 12b-1 fees equal to 1.00% of the average daily net assets of the Service Class. Under an agreement with the Funds, your Financial Advisor may receive these fees from the Funds. In exchange, your Financial Advisor may provide a number of services, such as: placing your orders and issuing confirmations; providing investment advice, research and other advisory services; handling correspondence for individual accounts; acting as the sole shareholder of record for individual shareholders; issuing shareholder statements and reports; and executing daily investment “sweep” functions. For more information on these and other services, you should speak directly to your Financial Advisor. Your Financial Advisor may charge additional account fees for services beyond those specified above.

Shareholder Services Guide

You may invest in the Funds through traditional investment accounts, including an Automatic Investment Plan, IRAs (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans. Applications and descriptions of any service fees for retirement or other accounts are available directly from the Funds. You may invest directly with the Funds or through certain financial intermediaries. Any transaction effected through a financial intermediary may be subject to a processing fee. The minimum initial investment is set forth below and may be invested in as many of the Funds as you wish, subject to a minimum investment in each Fund of $1,000. Rafferty may waive these minimum requirements at its discretion. Contact Rafferty if you need additional information or assistance.

Purchase Methods	Initial Purchases	Subsequent Purchases
Minimum Investment: Traditional Investment Accounts	$10,000	$500
Minimum Investment: Retirement Accounts (Regular, Roth and Spousal IRAs)	$10,000	$0
By Mail
• Complete and sign your Application. Remember to include all require documents (if any).
• Make a check payable to “Direxion Funds” and indicate the Fund you would like to purchase.
• Send the signed Application and check to:
Direxion Funds
P.O. Box 1993
Milwaukee, Wisconsin 53201-1993

• Complete an Investment Slip or provide written instructions with your name, account number and the fund in which you would like to invest.
• Make a check payable to “Direxion Funds” and indicate the Fund you would like to purchase and your account number.
• Send the Investment Slip and check to:
Direxion Funds
P.O. Box 1993
Milwaukee, Wisconsin 53201-1993

By Wire
• Contact Direxion at (800) 851-0511 to make arrangements to send in your Application via facsimile or mail.
• Fax or mail the Application according to instructions the representative will give you.
• Call (800) 851-0511 to: (a) confirm receipt of the Application; (b) to receive an account number; and (c) a confirmation number.
• Send the original Application to:
Direxion Funds
P.O. Box 1993
Milwaukee, Wisconsin 53201-1993
• Instruct your bank to wire the money to:
US Bank NA, Milwaukee, WI 53202
ABA 075000022
Credit: US Bancorp Fund Services, LLC
ACCT # 112-952-137
FFC: Direxion Funds
(Your name and Direxion Account Number)

• Contact Direxion at (800) 851-0511 with your account number, the amount wired and the Fund(s) in which you want to invest.
• You will receive a confirmation number; retain your confirmation number.
• Instruct your bank to wire the money to:
US Bank NA, Milwaukee, WI 53202
ABA 075000022
Credit: US Bancorp Fund Services, LLC
ACCT # 112-952-137
FFC: Direxion Funds
(Your name and Direxion Account Number)

By ACH		• Call (800) 851-0511 to qualify your account for Automated Clearing House (“ACH”) transfers. • Call (800) 851-0511 to process your request and have your bank account drafted.
Through Financial Intermediaries	Contact your financial intermediary.	Contact your financial intermediary.

Contact Information
By Telephone	(800) 851-0511
Fax	(414) 773-6933 (Faxes should only be sent after speaking with a representative at (800) 851-0511.)
Internet	www.direxionfunds.com
Regular Mail	Direxion Funds P.O. Box 1993 Milwaukee, Wisconsin 53201-1993
Overnight Mail	Direxion Funds Mutual Fund Services - 3rd Floor 615 East Michigan Street Milwaukee, Wisconsin 53202

Instructions for Exchanging or Redeeming Shares
By Mail	Send written instructions sufficient to process your request to: Direxion Funds P.O. Box 1993 Milwaukee, Wisconsin 53201-1993
By Telephone	(800) 851-0511 for Individual Investors (877) 437-9363 for Financial Professionals
By Internet
• Call (800) 851-0511 to qualify your account for Internet access.
• Log on to www.direxionfunds.com. Establish an account ID and password by following the instructions on the site.
• Follow the instructions on the site.

Through Financial Intermediaries	Contact your financial intermediary.

ACCOUNT AND TRANSACTION POLICIES

Payment for Shares. All purchases must be made in U.S. dollars through a U.S. bank. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. In addition, to prevent check fraud, the Funds do not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares. If your check does not clear, you will be charged a $25.00 fee. In addition, you may be responsible for losses sustained by the Fund for any returned payment.

You will receive written confirmation by mail, but we do not issue share certificates.

Anti-Money Laundering Program. The Funds’ transfer agent will verify certain information from investors as part of the Funds’ anti-money laundering program.

The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Account Application, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity. Mailing addresses containing a P.O. Box will not be accepted. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If the Funds do not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.

Good Form. Good form means that your purchase (whether direct or through a financial intermediary) is complete and contains all necessary information, has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.) and is accompanied by sufficient purchase proceeds. For a purchase request to be in good form, it must include: (1) the name of the Fund; (2) the dollar amount of shares to be purchased; and (3) your purchase application or investment stub. An Application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the Application and receives correct payment by check or wire transfer. The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.

Certain transactions through a financial intermediary may not be deemed in good form if such financial intermediary failed to notify the Funds of such trade or trades before 4:00 p.m. Eastern time. In particular, financial intermediaries that transact in shares of the Funds through the Fundserv must, in many cases, notify the Funds of trades before placing them in the Fundserv system. In the event that a financial intermediary transacts in shares of the Funds through the Fundserv system without notifying the Funds of such trades in advance, such transaction may be deemed not to have been received in good order. In practice, this means that a confirmation from a financial intermediary is not binding on the Funds. In the event that a trade is deemed not to have been received in good form, for whatever reason, a purchase, redemption or exchange request may be rejected or canceled and, in the event of a redemption which is canceled, the Funds shall have the right to a return of proceeds. Cancellation of a trade is processed at the NAV at which the trade was originally received and is ordinarily completed the next business day. Please contact your financial intermediary to determine how it processes transactions in shares of the Funds.

Financial Intermediaries. Financial intermediaries are responsible for placing orders promptly with the Funds and forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

Order Policies. There are certain times when you may be unable to sell shares of the Funds or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Funds cannot determine the value of their assets or sell their holdings. The Funds reserve the right to reject any purchase order or suspend offering of their shares. Generally, a Fund may reject a purchase if it is disruptive to the efficient management of the Fund.

Telephone Transactions. For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner. If you previously declined telephone privileges and would like to add this option to your account, please contact the Funds at (800) 851-0511 for instructions. IRA accounts are not eligible for telephone redemption privileges. The maximum amount that may be redeemed by telephone is $100,000.

Signature Guarantees. In certain instances when you sell shares of the Funds, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange. A notary public cannot guarantee signatures. Your signature must be guaranteed if:

• You are changing your account ownership;
• Your account registration or address has changed in the last 30 days;
• The proceeds of your sale are mailed to an address other than the one listed with the Funds;
• The proceeds are payable to a third party;
• The sale is greater than $100,000;
• The wire instructions on the account are being added or changed; or
• There are other unusual situations as determined by the Funds’ transfer agent.

Exchange Policies. You may exchange Investor Class shares of your current Fund(s) for Investor Class shares of any other Fund and Service Class shares of your current Fund(s) for Service Class shares of any other Fund (including Funds not offered in this Prospectus) without any charges. The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.   You must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged. You may exchange by telephone unless you declined telephone exchange privileges on your Account Application.

Redemption Proceeds. You normally will receive proceeds from any sales of shares within seven days from the time a Fund receives your request in good order. For investments that have been made by check, payment on sales requests may be delayed until the Funds’ transfer agent is reasonably satisfied that the purchase payment has been collected by a Fund, which may require up to 10 calendar days. Your proceeds will be sent via check, wire or electronic funds transfer through the ACH network using the address or bank account listed on the transfer agent’s records. For proceeds sent via wire, you must wire transfer at least $5,000 and you will be charged a wire transfer fee of $15.00, which will be deducted from your account balance on dollar specific redemption requests or from the proceeds on share specific requests. This fee is in addition to any fees that may be imposed by your bank. Your proceeds will be wired only to the bank listed on the transfer agent’s records. Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. The Funds also offer a Systematic Withdrawal Plan for shareholders who require periodic payments, such as those from IRAs. For more information on this option, please contact the Funds at (800) 851-0511.

Low Balance Accounts. If your total account balance falls below $10,000 due to withdrawals, then we may sell your shares of the Funds. We will inform you in writing 30 days prior to selling your shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell your shares and send you the proceeds. We will not sell your shares if your account value falls due to market fluctuations.

Redemption in Kind. The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio. It is not expected that the Funds would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Short Term Trading. The Funds, except the U.S. Government Money Market Fund, anticipate that a significant portion of their assets will come from professional money managers and investors who use the Funds as part of their “asset allocation” and/or “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. The U.S. Government Money Market Fund anticipates that like all money market funds, it may be generally used by investors for short-term investments, often in place of bank checking or savings accounts for cash management purposes. Investors often seek money market funds for the ability to add and withdraw their funds quickly, without restriction. Also, the Trust does not believe that the U.S. Government Money Market Fund will be the target of abusive trading practices, because it seeks to maintain a $1.00 per share price and typically does not fluctuate in value based on market prices.

Frequent trading increases the rate of the Funds’ portfolio turnover, which increases the overall expenses of managing the Funds, due to increased brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of securities and reinvestments in other securities. In addition, frequent trading may dilute the value of Fund shares held by long-term shareholders and may interfere with the efficient management of the Funds’ portfolios. Although the Funds reserve the right to reject any purchase orders or suspend the offering of Fund shares, the Funds do not currently impose any trading restrictions on Fund shareholders nor actively monitor for trading abuses. The Funds’ Board of Trustees has approved the short-term trading policy of the Funds. The costs associated with the Funds’ portfolio turnover will have a negative impact on longer-term investors.

Money Market Fund Checking Policies. You may write checks against your U.S. Government Money Market Fund account if you request and complete a signature card. With these checks, you may sell shares of the U.S. Government Money Market Fund simply by writing a check for at least $500. You may not write a check to close your account. If you place a stop payment order on a check, we will charge you $25.

MANAGEMENT OF THE FUNDS

Rafferty provides investment services to the Funds. Rafferty attempts to manage the investment of the Funds’ assets consistent with their investment objectives, policies and limitations. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004.

Under an investment advisory agreement between the Trust and Rafferty, the Funds pay Rafferty the following fees at an annualized rate based on a percentage of the Funds’ daily net assets.

Advisory Fees Charged
All Funds, except U.S. Government Money Market Fund	0.75%
U.S. Government Money Market Fund	0.50%

A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreement will be included in the Funds’ semi-annual report for the six-month period ended February 28, 2006 for the Small Cap Funds, the Emerging Funds, the Developed Funds, the 10 Year Note Bear 2.5X Fund and the U.S. Government Money Market Fund. For the remaining Funds, this discussion will be included in the Funds’ annual report for the period ending August 31, 2006.

An investment committee of Rafferty employees has the day-to-day responsibility for managing the Funds. The investment committee generally decides the target allocation of each Fund’s investments and on a day-to-day basis, an individual portfolio manager executes transactions for the Funds consistent with the target allocation. The portfolio managers rotate among the Funds periodically so that no single portfolio manager is responsible for a specific Fund for extended periods of time. The members of the investment committee responsible for managing the Funds are Sean Smyth, Ryan King, Brendan Murray, and Paul Brigandi.

Mr. Smyth joined Rafferty in April 2005 as Lead Portfolio Manager and oversees the day-to-day operations of the individual portfolio managers. Mr. Smyth was a portfolio manager for Gartmore Global Investments in Conshohocken, Pennsylvania from January 2000 until March 2005. He is a graduate of Seton Hall University.

Mr. King is a Portfolio Manager and has held this position with Rafferty since 2004. Prior to joining Rafferty, Mr. King was a Fund Administrator for State Street Bank and Deutsche Bank from 1998 to 2004. As a Fund Administrator, Mr. King was responsible for confirming transactions, configuring NAVs, reconciling cash, pricing securities, and monitoring corporate actions. He is a graduate of Villanova University.

Mr. Murray is Portfolio Manager and joined Rafferty in February 2005. Mr. Murray previously served as an Equity Sales Trader, Operations Supervisor, and Operations Analyst for Mellon Investor Services from November 1999 through January 2005.

Mr. Brigandi has been a Portfolio Manager at Rafferty since June 2004. Mr. Brigandi was previously involved in the equity trading training program for Fleet Boston Financial Corporation from August 2002 to April 2004. Mr. Brigandi is a 2002 graduate of Fordham University.

The Funds’ SAI provides additional information about the investment committee members’ compensation, other accounts they manage and their ownership of securities in the Funds.

PORTFOLIO HOLDINGS
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting the Direxion Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (800) 851-0511.

DISTRIBUTIONS AND TAXES

Distributions. Each Fund, except the U.S. Government Money Market Fund, distributes dividends from its net investment income at least annually. The U.S. Government Money Market Fund declares dividends from its net investment income daily and usually distributes them monthly. Net investment income generally consists of interest income and dividends received on investments, less expenses.

Each Fund also distributes any realized net capital gains at least annually. A Fund realizes capital gains mainly from sales of its portfolio assets for a profit. The tax consequences will vary depending on how long a Fund has held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.

Dividends and capital gain distributions (collectively, “distributions”) will be reinvested automatically at the NAV unless you request otherwise in writing. Normally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested. If you elect to receive distributions from a Fund by check and the post office cannot deliver such check or your check remains uncashed for six months, the Funds reserves the right to reinvest the check in your account at that Fund’s then current NAV per share and to reinvest all subsequent distributions in shares of that Fund until an updated address is received.

Taxes. The following table illustrates the potential tax liabilities for taxable accounts:

Type of Transaction	Tax Status*
Dividend (other than qualified dividend income (“QDI”)) distribution	Ordinary income rate
Distribution of QDI (see below)	Long-term capital gains rate
Distribution of net short-term capital gains	Ordinary income rate
Distribution of net long-term capital gains	Long-term capital gains rate
Sale or exchange of Fund shares owned for more than one year	Long-term capital gains or losses
Sale or exchange of Fund shares owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules
* Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different. You should consult your tax specialist for more information about your personal situation.

QDI consists of dividends a Fund receives from most U.S. corporations and “qualified foreign corporations,” provided that the Fund satisfies certain holding period, debt-financing and other requirements regarding the stock on which the dividends were paid. Dividends received from REITs and other investment companies will only qualify for QDI treatment to the extent that the REIT or other investment company designates the qualifying percentage to its shareholders. A Fund’s dividends attributable to its “QDI” are subject to the long-term capital gains rate, a maximum federal rate of 15% for shareholders who are individuals and satisfy those restrictions regarding their Fund shares. These special rules generally apply to taxable years beginning before January 1, 2009.

If you are a non-retirement account shareholder of a Fund, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

If you are a non-corporate shareholder of a Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), the Fund is required to withhold 28% of all distributions and redemption proceeds otherwise payable to you for Funds other than the U.S. Government Money Market Fund. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the Internal Revenue Service (“IRS”) 28% of your distributions for Funds other than the U.S. Government Money Market Fund. Any tax withheld may be applied against your tax liability when you file your tax return.

MASTER/FEEDER OPTION

The Funds may in the future operate under a master/feeder structure. This means that each Fund would be a “feeder” fund that attempts to meet its objective by investing all or a portion of its investable assets in a “master” fund with the same investment objective. The “master” fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Funds. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Funds without seeking shareholder approval. However, the Trustees’ decision will be made only if the investments in the master funds are in the best interests of the Funds and their shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Investor Class shares of the Funds below for the periods indicated. Except for the fiscal year ended August 31, 2001, the information set forth below was audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, are included in the Annual Report, which is available upon request. The information for the fiscal year ended August 31, 2001, was audited by a different firm. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	Small Cap Bull 2.5X Fund (formerly Small Cap Plus Fund)
	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2005	2004	2003	2002[5]	2001[5]
Per share data:
Net asset value, beginning of period	$45.45	$41.75	$32.84	$42.08	$50.32

Income (loss) from investment operations:
Net investment income (loss)[1]	0.23	(0.52)	(0.32)[6]	(0.02)[6]	0.92
Net realized and unrealized gain (loss) on investments[2]	10.92	4.22	9.23 [6]	(8.82)[6]	(9.16)

Total from investment operations	11.15	3.70	8.91	(8.84)	(8.24)

Less distributions:
Dividends from net investment income	—	—	—	(0.40)	—
Distributions from realized gains	—	—	—	—	—

Total distributions	—	—	—	(0.40)	—

Net asset value, end of period	$56.60	$45.45	$41.75	$32.84	$42.08

Total return[3]	24.53%	8.86%	27.13%	(21.24)%	(16.38)%
Supplemental data and ratios:
Net assets, end of period	$15,573,250	$8,262,641	$53,825,601	$5,352,132	$6,479,334
Ratio of net expenses to average net assets:
Before expense waiver	1.75%	1.75%	1.75%[6]	1.71%[6]	1.50%
After expense waiver	1.75%	1.75%	1.75%[6]	1.71%[6]	1.50%
Ratio of net investment income
(loss) to average net assets:
Before expense waiver	0.43%	(1.10)%	(0.93)%[6]	(0.10)%[6]	2.06%
After expense waiver	0.43%	(1.10)%	(0.93)%[6]	(0.10)%[6]	2.06%
Portfolio turnover rate[4]	407%	0%	0%	647%	939%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[2]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
[3]	All returns reflect reinvested dividends but do not reflect the impact of taxes.
[4]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[5]	The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.
[6]	Restated due to swap interest and divided reclassification from net investment income to realized gain/loss to conform to 2005 and 2004 presentation.

	Small Cap Bear 2.5X Fund (formerly Small Cap/Short Fund)
	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2005	2004	2003	2002	2001
Per share data:
Net asset value, beginning of period	$26.48	$31.77	$49.82	$48.84	$43.37

Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	(0.34)	(0.49)[7]	(0.20)[6,7]	1.02 [6]
Net realized and unrealized gain (loss) on investments[3]	(6.75)	(4.83)	(11.94)[7]	5.31 [7]	6.26

Total from investment operations	(6.60)	(5.17)	(12.43)	5.11	7.28

Less distributions:
Dividends from net investment income	—	(0.12)	—	(4.13)	(1.81)
Distributions from realized gains	—	—	(5.62)	—	—

Total distributions	—	(0.12)	(5.62)	(4.13)	(1.81)

Net asset value, end of period	$19.88	$26.48	$31.77	$49.82	$48.84

Total return[4]	(24.92)%	(16.33)%	(27.99)%	11.77%	16.75%
Supplemental data and ratios:
Net assets, end of period	$47,712,811	$7,728,932	$17,275,797	$39,060,502	$30,567,680
Ratio of net expenses to average net assets including short dividends:
Before expense waiver	2.16%	2.00%	1.95%[7]	2.17%[7]	1.71%
After expense waiver	1.95%	1.95%	1.95%[7]	2.17%[7]	1.66%
Ratio of net investment income
(loss) to average net assets including short dividends:
Before expense waiver	0.47%	(1.31)%	(1.15)%[7]	(0.44)%[7]	2.09%
After expense waiver	0.68%	(1.26)%	(1.15)%[7]	(0.44)%[5,7]	2.14%[5]
Portfolio turnover rate[2]	0%	0%	0%	1,476%	1,736%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[2]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[3]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
[4]	All returns reflect reinvested dividends but do not reflect the impact of taxes.
[5]
The net investment income (loss) ratio included dividends on short positions and interest income on swap contracts. The ratio excluding dividends on short positions and interest income on swap contracts for the years ended August 31, 2002 and 2001 was (0.16)% and 2.15%, respectively.

[6]	Net investment income (loss) per share before dividends on short positions and interest income on swap contracts for the years ended August 31, 2002 and 2001 was ($0.07) and $1.03, respectively.
[7]	Restated due to swap interest and dividend reclassification from net investment income to realized gain/loss to conform to 2005 and 2004 presentation.

	10 Year Note Bear 2.5X Fund (formerly ContraBond Fund)		10 Year Note Bull 2.5X Fund (formerly 10 Year Plus Fund)
	Investor Class		Investor Class
	Year Ended	May 17, 2004[1] to	March 31, 2005[1]
	August 31, 2005	August 31, 2004	to August 31, 2005
Per share data:
Net asset value, beginning of period	$17.96	$20.00	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.20)[8]	(0.03)	0.22
Net realized and unrealized gain (loss) on investments[6]	(0.74)	(2.01)	0.74

Total from investment operations	(0.94)	(2.04)	0.96

Less distributions:
Dividends from net investment income	-	-	-
Distributions from realized gains	-	-	-

Total distributions	-	-	-

Net asset value, end of period	$17.02	$17.96	$20.96

Total return[7]	(5.23)%	(10.20)%[2]	4.80%[2]

Supplemental data and ratios:
Net assets, end of period	$35,994,114	$4,720,823	$1,212,134
Ratio of net expenses to average net assets excluding short interest:
Before expense waiver/recoupment	1.63%	3.95%[3]	8.81%[3]
After expense waiver/recoupment	1.75%	1.75%[3]	1.60%[3]
Ratio of net expenses to average net assets including short interest:
Before expense waiver/recoupment	6.94%
After expense waiver/recoupment	7.06%
Ratio of net investment income (loss) to average net assets:
Before expense waiver/recoupment	(1.00)%	(2.80)%[3]	(4.41)%[3]
After expense waiver/recoupment	(1.13)%[9]	(0.60)%[3]	2.80%[3]
Portfolio turnover rate[5]	0%	0%	1,444%
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout the period.
[5]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
[7]	All returns reflect reinvested dividends but do not reflect the impact of taxes.
[8]	Net investment income (loss) before interest on short positions for the year ended August 31, 2005 was $0.74.
[9]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the year ended August 31, 2005 was 4.31%.

	U.S. Government Money Market Fund
	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2005	2004	2003	2002	2001
Per share data:
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	— [3]	— [3]	0.01	0.04
Net realized and unrealized gain (loss) on investments	—	—	—	—	—

Total from investment operations	0.02	—	—	0.01	0.04

Less distributions:
Dividends from net investment income	(0.02)	— [3]	— [3]	(0.01)	(0.04)
Distributions from realized gains	—	—	—	—	—

Total distributions	(0.02)	—	—	(0.01)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.54%	0.10%	0.33%	1.02%	4.45%
Supplemental data and ratios:
Net assets, end of period	$18,717,704	$20,627,996	$21,386,548	$50,803,391	$61,138,254
Ratio of net expenses to average net assets:
Before expense waiver	1.07%	1.30%	1.16%	1.03%	1.04%
After expense waiver	1.00%	0.99%	1.00%	0.99%	1.00%
Ratio of net investment income
(loss) to average net assets:
Before expense waiver	1.54%	(0.19)%	0.22%	1.02%	4.29%
After expense waiver	1.61%	0.12%	0.38%	1.06%	4.33%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[2]	All returns reflect reinvested dividends but do not reflect the impact of taxes.
[3]	Amount is less than $0.01 per share.

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800)-851-0511.

Not a part of the prospectus.
PN-1

PROSPECTUS
May 1, 2006
(As Supplemented May 11, 2006)
Investor Class
Service Class

[DIREXION LOGO]
33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

MORE INFORMATION ON THE DIREXION FUNDS

Statement of Additional Information (“SAI”):
The Funds’ SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (“SEC”).

Annual and Semi-Annual Reports to Shareholders:
The Funds’ reports provide additional information on their investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds’ performance during that period.

To Obtain the SAI or Fund Reports Free of Charge:

Write to:	Direxion Funds
P.O. Box 1993
Milwaukee, Wisconsin 53201

Call:	(800) 851-0511

By Internet:	www.direxionfunds.com

These documents and other information about the Funds can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Funds may be viewed on screen or downloaded from the EDGAR Database on the SEC’s Internet web site at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Rafferty Capital Markets, LLC, Distributor
59 Hilton Avenue
Garden City, New York 11530

SEC File Number: 811-8243